Statement of Investments
July 31, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—93.9%
AUSTRALIA—1.3%
Materials—1.3%
Rio Tinto PLC, ADR	13,900	$1,346,215
BRAZIL—1.2%
Industrials—1.2%
Rumo SA	410,716	1,169,967
CHINA—2.0%
Communication Services—0.9%
Tencent Holdings Ltd.	14,700	898,214
Industrials—1.1%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	18,900	1,108,007
Total China		2,006,221
DENMARK—1.2%
Financials—0.9%
Tryg AS	36,100	859,093
Health Care—0.3%
Novo Nordisk AS, Class B	7,100	335,841
Total Denmark		1,194,934
FRANCE—7.1%
Consumer Discretionary—0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,210	664,453
Consumer Staples—1.6%
Danone SA	14,000	1,089,005
Pernod Ricard SA	6,800	529,947
		1,618,952
Energy—1.8%
Bollore SE	56,800	253,663
TotalEnergies SE	17,100	1,502,406
		1,756,069
Industrials—0.8%
Teleperformance SE	10,297	819,305
Utilities—2.2%
Engie SA	36,400	1,134,628
Veolia Environnement SA	26,500	1,054,524
		2,189,152
Total France		7,047,931
GERMANY—3.9%
Communication Services—1.2%
Deutsche Telekom AG	39,318	1,213,392
Financials—0.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	840,979
Information Technology—0.9%
SAP SE, ADR	4,900	899,738
Utilities—0.9%
RWE AG	14,300	940,696
Total Germany		3,894,805
HONG KONG—1.2%
Financials—1.2%
Hong Kong Exchanges & Clearing Ltd.	23,600	1,229,626
Shares		Value

JAPAN—1.8%
Financials—1.8%
Mitsubishi UFJ Financial Group, Inc.	79,100	$1,766,817
NETHERLANDS—5.5%
Communication Services—0.6%
Universal Music Group NV	37,600	620,383
Financials—1.7%
ING Groep NV	49,900	1,753,563
Information Technology—3.2%
ASML Holding NV	950	1,565,548
BE Semiconductor Industries NV	3,200	733,820
NXP Semiconductors NV	3,800	870,808
		3,170,176
Total Netherlands		5,544,122
SWITZERLAND—1.0%
Consumer Staples—1.0%
Nestle SA	9,900	989,515
TAIWAN—4.5%
Information Technology—4.5%
Hon Hai Precision Industry Co. Ltd.	119,500	912,622
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	3,550,332
		4,462,954
UNITED KINGDOM—5.2%
Consumer Discretionary—0.7%
Taylor Wimpey PLC	632,300	665,750
Financials—0.9%
London Stock Exchange Group PLC	7,700	866,193
Health Care—1.2%
AstraZeneca PLC	7,400	1,255,336
Industrials—0.7%
BAE Systems PLC	26,400	747,366
Materials—1.1%
Johnson Matthey PLC	39,200	1,058,968
Real Estate—0.6%
UNITE Group PLC, REIT	84,600	614,550
Total United Kingdom		5,208,163
UNITED STATES—58.0%
Communication Services—3.6%
Alphabet, Inc., Class C	9,200	3,281,180
Array Digital Infrastructure, Inc.	8,252	287,500
		3,568,680
Consumer Discretionary—4.6%
Lowe's Cos., Inc.	4,600	955,926
Meritage Homes Corp.	12,100	849,420
NIKE, Inc., Class B	15,000	625,650
TJX Cos., Inc.	7,300	1,148,582
Wyndham Hotels & Resorts, Inc.	13,000	973,180
		4,552,758
Consumer Staples—4.3%
Coca-Cola Co.	11,051	967,957
Keurig Dr. Pepper, Inc.	35,000	1,089,200
Mondelez International, Inc., Class A	12,200	760,182
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples (continued)
Primo Brands Corp.	21,100	$478,970
Target Corp.	6,700	968,083
		4,264,392
Energy—2.4%
ONEOK, Inc.	12,000	1,089,720
Williams Cos., Inc.	18,300	1,309,182
		2,398,902
Financials—8.8%
Bank of America Corp.	23,400	1,449,630
Blackstone, Inc.	9,500	1,213,625
CME Group, Inc.	3,700	990,823
Fidelity National Information Services, Inc.	26,300	1,177,451
Goldman Sachs Group, Inc.	1,300	1,323,894
JPMorgan Chase & Co.	4,600	1,618,234
MetLife, Inc.	10,100	970,913
		8,744,570
Health Care—7.3%
AbbVie, Inc.	5,300	1,329,982
Becton Dickinson & Co.	5,700	944,034
CVS Health Corp.	9,300	971,199
Medtronic PLC	10,200	870,978
Merck & Co., Inc.	9,800	1,275,960
Roche Holding AG	2,100	917,894
Sanofi SA	11,000	947,228
		7,257,275
Industrials—6.9%
FedEx Corp.	2,500	768,500
Ferrovial NV	14,800	969,489
Honeywell International, Inc.	5,400	1,312,470
Lockheed Martin Corp.	1,800	1,048,932
Schneider Electric SE	3,100	1,041,554
Union Pacific Corp.	3,800	1,110,094
Waste Management, Inc.	3,000	679,650
		6,930,689
Information Technology—15.4%
Accenture PLC, Class A	3,500	580,720
Amdocs Ltd.	10,600	590,632
Analog Devices, Inc.	1,400	514,374
Apple, Inc.	9,800	3,027,318
Broadcom, Inc.	8,400	3,269,952
Shares		Value

Cisco Systems, Inc.	10,600	$1,229,494
Microsoft Corp.	6,700	3,113,624
NVIDIA Corp.	11,900	2,388,925
Oracle Corp.	5,200	675,324
		15,390,363
Materials—0.7%
Linde PLC	1,400	669,732
Real Estate—1.3%
American Tower Corp., REIT	7,700	1,334,872
Utilities—2.7%
CMS Energy Corp.	12,500	899,875
FirstEnergy Corp.	19,200	927,552
NextEra Energy, Inc.	10,400	903,968
		2,731,395
Total United States		57,843,628
Total Common Stocks		93,704,898
PREFERRED STOCKS—3.4%
SOUTH KOREA—3.4%
Information Technology—3.4%
Samsung Electronics Co. Ltd.	26,900	3,380,386
Total Preferred Stocks		3,380,386
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(b)	2,516,049	2,516,049
Total Short-Term Investment		2,516,049
Total Investments (Cost $68,040,613)—99.8%		99,601,333
Other Assets in Excess of Liabilities—0.2%		201,158
Net Assets—100.0%		$99,802,491

(a)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
EUR	Euro Currency
USD	U.S. Dollar

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/14/2026	Goldman Sachs & Co.	USD	7,325,414	EUR	6,400,000	$7,400,851	$(75,437)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—87.4%
BRAZIL—2.0%
Communication Services—0.5%
Telefonica Brasil SA	804	$5,175
Financials—0.6%
B3 SA - Brasil Bolsa Balcao	2,106	6,535
Industrials—0.2%
WEG SA	228	2,123
Materials—0.7%
Vale SA	438	6,591
Total Brazil		20,424
CHINA—20.1%
Communication Services—7.6%
Tencent Holdings Ltd.	1,300	79,434
Consumer Discretionary—6.1%
ANTA Sports Products Ltd.	1,800	18,116
Hangzhou Robam Appliances Co. Ltd., A Shares (Stock Connect)	3,000	7,084
JD.com, Inc., A Shares (Stock Connect)	250	4,112
Li Auto, Inc., A Shares (Stock Connect)(a)	700	4,767
Li Ning Co. Ltd.	2,500	4,830
Meituan, B Shares(a)(b)	600	7,084
Midea Group Co. Ltd., H Shares	700	8,869
Shenzhou International Group Holdings Ltd.	1,400	7,957
		62,819
Consumer Staples—2.3%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)	1,700	6,821
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)	1,000	11,552
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)	1,600	5,390
		23,763
Industrials—3.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	364	21,339
SITC International Holdings Co. Ltd.	2,000	10,084
		31,423
Information Technology—1.1%
Montage Technology Co. Ltd., H Shares	36	1,221
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	98	9,956
		11,177
Total China		208,616
GEORGIA—0.9%
Financials—0.9%
Lion Finance Group PLC	61	9,582
GREECE—2.7%
Financials—2.7%
National Bank of Greece SA	1,525	28,534
HONG KONG—1.9%
Consumer Staples—0.6%
Budweiser Brewing Co. APAC Ltd.(b)	7,700	6,450
Industrials—1.3%
Techtronic Industries Co. Ltd.	770	12,936
Total Hong Kong		19,386
Shares		Value

INDIA—7.6%
Consumer Discretionary—1.6%
Crompton Greaves Consumer Electricals Ltd.	1,426	$3,887
Mahindra & Mahindra Ltd., GDR(b)	256	8,973
Tube Investments of India Ltd.	133	3,832
		16,692
Energy—0.5%
Reliance Industries Ltd., GDR(b)(d)	93	5,087
Financials—2.5%
360 ONE WAM Ltd.	408	4,851
Aptus Value Housing Finance India Ltd.	2,904	7,924
Bajaj Holdings & Investment Ltd.	56	6,651
Kotak Mahindra Bank Ltd.	1,531	6,236
		25,662
Information Technology—1.1%
Tata Consultancy Services Ltd.	471	11,687
Utilities—1.9%
Mahanagar Gas Ltd.(b)	298	3,476
Power Grid Corp. of India Ltd.	5,453	16,230
		19,706
Total India		78,834
INDONESIA—1.9%
Communication Services—1.1%
Telkom Indonesia Persero Tbk. PT	83,000	12,117
Financials—0.8%
Bank Rakyat Indonesia Persero Tbk. PT	47,600	8,005
Total Indonesia		20,122
KAZAKHSTAN—0.9%
Energy—0.9%
NAC Kazatomprom JSC, GDR(b)(d)	142	8,989
MACAO—1.1%
Consumer Discretionary—1.1%
Sands China Ltd.	6,400	12,002
MEXICO—8.7%
Financials—2.8%
Grupo Financiero Banorte SAB de CV, Class O	2,545	29,336
Industrials—0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	375	5,003
Materials—5.4%
Grupo Mexico SAB de CV	4,668	56,139
Total Mexico		90,478
POLAND—1.1%
Industrials—1.1%
InPost SA(a)	674	12,021
SAUDI ARABIA—1.3%
Financials—1.3%
Saudi National Bank	1,268	13,269
SOUTH AFRICA—0.3%
Materials—0.3%
Valterra Platinum Ltd.	46	3,445
SOUTH KOREA—14.9%
Industrials—4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	73	19,386
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Industrials (continued)
Samsung C&T Corp.	70	$16,307
Samsung E&A Co. Ltd.	330	9,769
		45,462
Information Technology—10.5%
Samsung Electronics Co. Ltd.	209	36,377
SK Hynix, Inc.	64	72,682
		109,059
Total South Korea		154,521
TAIWAN—19.0%
Consumer Discretionary—0.9%
Poya International Co. Ltd.	400	8,901
Information Technology—18.1%
Accton Technology Corp.	458	29,686
ASE Technology Holding Co. Ltd.	1,108	18,907
Chroma ATE, Inc.	505	31,727
Globalwafers Co. Ltd.	138	3,486
MediaTek, Inc.	757	80,642
Quanta Computer, Inc.	1,366	12,152
Realtek Semiconductor Corp.	392	8,129
Sinbon Electronics Co. Ltd.	399	3,610
		188,339
Total Taiwan		197,240
THAILAND—1.9%
Financials—1.5%
Krung Thai Bank PCL	11,900	15,720
Health Care—0.4%
Bangkok Dusit Medical Services PCL, Class F	6,400	3,680
Total Thailand		19,400
UNITED ARAB EMIRATES—0.8%
Energy—0.8%
ADNOC Drilling Co. PJSC	5,156	8,184
Shares		Value

VIETNAM—0.3%
Information Technology—0.3%
FPT Corp.	1,200	$3,054
Total Common Stocks		908,101
PREFERRED STOCKS—13.1%
BRAZIL—1.5%
Energy—1.5%
Petroleo Brasileiro SA - Petrobras	1,770	15,161
SOUTH KOREA—11.6%
Information Technology—11.6%
Samsung Electronics Co. Ltd.	960	120,638
Total Preferred Stocks		135,799
SHORT-TERM INVESTMENT—2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(e)	28,313	28,313
Total Short-Term Investment		28,313
Total Investments (Cost $801,816)—103.2%		1,072,213
Liabilities in Excess of Other Assets—(3.2%)		(33,355)
Net Assets—100.0%		$1,038,858

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 1.4% of net assets as of July 31, 2026.

(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS—87.0%
BRAZIL—4.8%
Communication Services—1.3%
Telefonica Brasil SA, ADR	366,490	$4,735,051
Energy—2.0%
Petroleo Brasileiro SA - Petrobras, ADR	247,376	4,242,498
PRIO SA(a)	238,883	2,867,548
		7,110,046
Financials—0.9%
B3 SA - Brasil Bolsa Balcao	567,109	1,759,787
Itau Unibanco Holding SA, ADR	181,608	1,536,404
		3,296,191
Health Care—0.6%
Bradsaude SA	607,050	1,906,480
Total Brazil		17,047,768
CHINA—17.5%
Communication Services—6.4%
Autohome, Inc., ADR	32,283	749,611
NetEase, Inc., ADR	36,002	4,797,987
Tencent Holdings Ltd., ADR	283,144	17,393,536
		22,941,134
Consumer Discretionary—4.9%
Alibaba Group Holding Ltd., ADR	23,875	2,918,719
ANTA Sports Products Ltd.	381,750	3,843,104
Fu Shou Yuan International Group Ltd.(b)	1,301,000	97,877
JD.com, Inc., ADR	28,009	924,577
Li Ning Co. Ltd.	967,000	1,868,057
Midea Group Co. Ltd., H Shares	405,600	5,138,269
Shenzhou International Group Holdings Ltd.	475,000	2,700,130
		17,490,733
Consumer Staples—1.4%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(c)	398,900	1,602,091
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(c)	200,900	2,322,354
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(c)	258,600	871,128
		4,795,573
Financials—0.6%
Ping An Insurance Group Co. of China Ltd., ADR	141,969	2,116,758
Health Care—0.5%
Shanghai Conant Optical Co. Ltd., H Shares	142,200	573,340
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	51,700	1,217,345
		1,790,685
Industrials—2.9%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(c)	1,090,800	2,324,652
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	108,900	6,379,822
SITC International Holdings Co. Ltd.	329,000	1,656,243
		10,360,717
Information Technology—0.8%
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	10,700	1,089,417
Shares		Value

Shanghai Huace Navigation Technology Ltd., A Shares (Stock Connect)(c)	217,100	$913,438
Zhongji Innolight Co. Ltd., H Shares(a)	6,400	838,927
		2,841,782
Total China		62,337,382
CZECH REPUBLIC—0.5%
Industrials—0.5%
CSG NV(a)	92,018	1,752,946
GEORGIA—0.4%
Financials—0.4%
Lion Finance Group PLC	8,661	1,355,220
GREECE—2.6%
Financials—1.6%
National Bank of Greece SA	317,590	5,896,285
Industrials—1.0%
Metlen Energy & Metals PLC	65,905	3,512,643
Total Greece		9,408,928
HONG KONG—2.5%
Consumer Staples—0.5%
Budweiser Brewing Co. APAC Ltd.(d)	2,084,204	1,748,707
Financials—0.7%
AIA Group Ltd., ADR	62,842	2,541,959
Industrials—1.3%
Techtronic Industries Co. Ltd.	270,000	4,544,527
Total Hong Kong		8,835,193
INDIA—8.2%
Consumer Discretionary—0.5%
Mahindra & Mahindra Ltd., GDR(d)	54,591	1,913,414
Financials—5.5%
360 ONE WAM Ltd.	89,057	1,060,303
Aptus Value Housing Finance India Ltd.	715,636	1,953,814
Bajaj Holdings & Investment Ltd.	43,166	5,127,984
HDFC Bank Ltd., ADR	395,140	9,455,700
ICICI Bank Ltd., ADR	68,603	2,057,404
		19,655,205
Information Technology—0.8%
Tata Consultancy Services Ltd.	107,733	2,671,449
Utilities—1.4%
Mahanagar Gas Ltd.(d)	124,022	1,447,346
Power Grid Corp. of India Ltd.	1,188,677	3,540,554
		4,987,900
Total India		29,227,968
INDONESIA—3.5%
Communication Services—0.9%
Telkom Indonesia Persero Tbk. PT	21,306,800	3,114,198
Consumer Discretionary—0.3%
Map Aktif Adiperkasa PT	25,200,800	910,333
Consumer Staples—0.2%
Sumber Alfaria Trijaya Tbk. PT	9,401,300	692,271
Financials—2.0%
Bank Mandiri Persero Tbk. PT	30,561,100	7,116,317
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS (continued)
INDONESIA (continued)
Real Estate—0.1%
Ciputra Development Tbk. PT	16,956,800	$541,856
Total Indonesia		12,374,975
KAZAKHSTAN—1.2%
Energy—1.0%
NAC Kazatomprom JSC, GDR(d)	55,526	3,514,796
Financials—0.2%
Kaspi.KZ JSC, GDR(d)	10,282	912,836
Total Kazakhstan		4,427,632
MACAO—0.9%
Consumer Discretionary—0.9%
Sands China Ltd.	1,647,290	3,091,924
MALAYSIA—0.7%
Communication Services—0.7%
Telekom Malaysia Bhd.	1,312,500	2,489,141
MEXICO—5.3%
Financials—1.5%
Grupo Financiero Banorte SAB de CV, Class O	476,603	5,493,751
Industrials—0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	57,257	763,835
Materials—3.6%
Grupo Mexico SAB de CV	1,051,858	12,649,990
Total Mexico		18,907,576
PERU—0.9%
Financials—0.9%
Credicorp Ltd.	8,291	3,321,209
SAUDI ARABIA—1.2%
Financials—1.2%
Saudi National Bank	414,278	4,324,244
SINGAPORE—0.8%
Real Estate—0.8%
Capitaland India Trust, UNIT	3,569,600	2,950,428
SOUTH AFRICA—1.8%
Communication Services—0.5%
Vodacom Group Ltd.	204,834	1,984,210
Financials—0.8%
Sanlam Ltd.	550,569	2,928,592
Materials—0.5%
Valterra Platinum Ltd.	22,767	1,708,443
Total South Africa		6,621,245
SOUTH KOREA—9.4%
Financials—0.4%
Shinhan Financial Group Co. Ltd., ADR	21,782	1,523,215
Industrials—3.5%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22,608	6,097,199
Samsung C&T Corp.	22,284	5,494,021
Samsung E&A Co. Ltd.	25,769	791,669
		12,382,889
Shares		Value

Information Technology—5.5%
HPSP Co. Ltd.	29,009	$704,013
SK Hynix, Inc.	15,891	19,149,006
		19,853,019
Total South Korea		33,759,123
TAIWAN—21.1%
Consumer Discretionary—1.3%
Nien Made Enterprise Co. Ltd.	144,000	1,697,577
Poya International Co. Ltd.	128,150	2,854,915
		4,552,492
Information Technology—19.8%
Accton Technology Corp.	64,000	4,208,051
Chroma ATE, Inc.	44,000	2,858,999
Fositek Corp.	15,000	626,566
Hon Hai Precision Industry Co. Ltd.	216,000	1,674,186
MediaTek, Inc.	106,000	11,659,705
Quanta Computer, Inc.	332,000	2,994,462
Realtek Semiconductor Corp.	128,000	2,705,034
Sinbon Electronics Co. Ltd.	69,000	631,950
Taiwan Semiconductor Manufacturing Co. Ltd.	579,000	43,444,259
		70,803,212
Total Taiwan		75,355,704
THAILAND—2.0%
Communication Services—0.2%
Digital Telecommunications Infrastructure Fund, Class F, UNIT	2,526,900	771,861
Financials—1.3%
Krung Thai Bank PCL	3,455,100	4,578,519
Utilities—0.5%
Gulf Development PCL	829,911	1,658,952
Total Thailand		7,009,332
UNITED ARAB EMIRATES—1.7%
Energy—0.4%
ADNOC Drilling Co. PJSC	878,470	1,391,967
Real Estate—1.3%
Aldar Properties PJSC	1,136,100	2,298,182
Emaar Properties PJSC	774,161	2,318,479
		4,616,661
Total United Arab Emirates		6,008,628
Total Common Stocks		310,606,566
PREFERRED STOCKS—11.7%
SOUTH KOREA—11.7%
Financials—0.3%
Samsung Fire & Marine Insurance Co. Ltd.	4,189	1,125,333
Information Technology—11.4%
Samsung Electronics Co. Ltd.	303,172	40,615,734
Total South Korea		41,741,067
Total Preferred Stocks		41,741,067
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(e)	2,471,551	$2,471,551
Total Short-Term Investment		2,471,551
Total Investments (Cost $285,177,392)—99.4%		354,819,184
Other Assets in Excess of Liabilities—0.6%		1,998,942
Net Assets—100.0%		$356,818,126

(a)	Non-income producing security.
(b)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 0.0% of net assets as of July 31, 2026.

(c)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—87.9%
AUSTRALIA—1.0%
Materials—1.0%
Rio Tinto PLC	25,258	$2,454,310
BRAZIL—5.0%
Consumer Discretionary—0.8%
MercadoLibre, Inc.(a)	964	1,810,344
Energy—1.7%
PRIO SA(a)	336,705	4,041,801
Financials—1.3%
NU Holdings Ltd., Class A(a)	213,212	3,055,328
Real Estate—1.2%
Multiplan Empreendimentos Imobiliarios SA	510,283	2,831,690
Total Brazil		11,739,163
CANADA—0.4%
Materials—0.4%
Capstone Copper Corp.(a)	108,007	1,025,483
CZECH REPUBLIC—0.2%
Industrials—0.2%
CSG NV(a)	27,494	523,762
GREECE—2.4%
Financials—1.2%
National Bank of Greece SA	155,956	2,918,100
Industrials—1.2%
GEK Terna SA	31,367	1,641,909
Metlen Energy & Metals PLC	21,207	1,130,906
		2,772,815
Total Greece		5,690,915
INDIA—13.3%
Communication Services—1.4%
Bharti Airtel Ltd.	156,082	3,218,008
Consumer Discretionary—2.1%
Indian Hotels Co. Ltd.	309,816	2,402,297
ITC Hotels Ltd.	65,505	111,291
Mahindra & Mahindra Ltd.	64,608	2,296,814
		4,810,402
Consumer Staples—0.8%
ITC Ltd.	650,534	1,915,144
Financials—5.3%
360 ONE WAM Ltd.	69,110	821,696
Cholamandalam Financial Holdings Ltd.	50,375	813,993
Cholamandalam Investment & Finance Co. Ltd.	142,340	2,751,363
HDFC Bank Ltd.	722,593	5,658,073
SBI Life Insurance Co. Ltd.(b)	125,323	2,481,737
		12,526,862
Health Care—1.3%
Torrent Pharmaceuticals Ltd.	56,290	3,033,259
Industrials—1.1%
KEI Industries Ltd.	17,233	901,379
Larsen & Toubro Ltd.	43,068	1,775,972
		2,677,351
Materials—0.7%
UltraTech Cement Ltd.	12,795	1,593,087
Shares		Value

Utilities—0.6%
NTPC Ltd.	413,497	$1,500,911
Total India		31,275,024
INDONESIA—1.8%
Communication Services—0.8%
Telkom Indonesia Persero Tbk. PT	12,717,600	1,856,652
Financials—1.0%
Bank Negara Indonesia Persero Tbk. PT	12,178,400	2,384,653
Total Indonesia		4,241,305
KAZAKHSTAN—2.3%
Energy—1.5%
NAC Kazatomprom JSC, GDR(b)(c)	56,250	3,560,625
Financials—0.8%
Kaspi.KZ JSC, GDR(b)	21,139	1,876,720
Total Kazakhstan		5,437,345
MEXICO—5.2%
Consumer Staples—0.5%
Arca Continental SAB de CV	113,817	1,299,996
Financials—0.8%
Grupo Financiero Banorte SAB de CV, Class O	167,181	1,927,077
Industrials—0.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	16,960	1,813,024
Materials—3.1%
Grupo Mexico SAB de CV	603,588	7,258,948
Total Mexico		12,299,045
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	3,625	1,452,103
POLAND—1.1%
Consumer Staples—1.1%
Zabka Group SA	290,494	2,475,817
SAUDI ARABIA—2.0%
Financials—1.5%
Al Rajhi Bank	212,191	3,541,206
Industrials—0.5%
Electrical Industries Co.	296,023	1,115,399
Total Saudi Arabia		4,656,605
SOUTH AFRICA—3.1%
Consumer Discretionary—1.0%
Naspers Ltd., Class N	44,356	2,330,581
Financials—0.6%
Sanlam Ltd.	275,461	1,465,235
Materials—1.5%
Gold Fields Ltd.	53,844	1,738,781
Valterra Platinum Ltd.	23,230	1,739,477
		3,478,258
Total South Africa		7,274,074
SOUTH KOREA—16.0%
Consumer Discretionary—0.3%
Hyundai Mobis Co. Ltd.	2,309	746,744
Financials—1.5%
Shinhan Financial Group Co. Ltd.	51,730	3,591,093
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Health Care—0.5%
Samsung Biologics Co. Ltd.(a)(b)	957	$984,598
Samsung Episholdings Co. Ltd.(a)	515	133,721
		1,118,319
Industrials—5.9%
HD Hyundai Electric Co. Ltd.	5,057	2,338,504
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,565	3,071,200
Samsung C&T Corp.	21,265	4,953,950
Samsung E&A Co. Ltd.	87,622	2,593,773
SK Square Co. Ltd.	1,319	906,961
		13,864,388
Information Technology—7.8%
SK Hynix, Inc.	16,152	18,343,100
Total South Korea		37,663,644
TAIWAN—30.0%
Consumer Discretionary—0.9%
Makalot Industrial Co. Ltd.	146,072	990,148
Poya International Co. Ltd.	43,667	971,780
		1,961,928
Information Technology—29.1%
Accton Technology Corp.	69,572	4,509,444
ASE Technology Holding Co. Ltd.	283,000	4,829,252
Asia Vital Components Co. Ltd.	35,000	2,461,474
Chroma ATE, Inc.	107,931	6,780,879
Delta Electronics, Inc.	98,899	4,865,595
MediaTek, Inc.	29,000	3,089,303
Taiwan Semiconductor Manufacturing Co. Ltd.	567,000	41,938,290
		68,474,237
Total Taiwan		70,436,165
THAILAND—0.7%
Financials—0.7%
Krung Thai Bank PCL	1,176,900	1,554,680
TURKEY—0.4%
Consumer Staples—0.4%
Coca-Cola Icecek AS	484,601	928,537
Shares		Value

UNITED ARAB EMIRATES—2.4%
Financials—1.2%
Abu Dhabi Islamic Bank PJSC	489,809	$2,829,422
Real Estate—0.6%
Aldar Properties PJSC	690,081	1,392,228
Utilities—0.6%
Emirates Central Cooling Systems Corp.	3,137,731	1,345,029
Total United Arab Emirates		5,566,679
Total Common Stocks		206,694,656
PREFERRED STOCKS—11.8%
BRAZIL—1.4%
Financials—1.4%
Itausa SA	1,208,453	3,294,600
SOUTH KOREA—10.4%
Information Technology—10.4%
Samsung Electronics Co. Ltd.	193,650	24,335,012
Total Preferred Stocks		27,629,612
SHORT-TERM INVESTMENT—0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(d)	449,644	449,644
Total Short-Term Investment		449,644
Total Investments (Cost $145,638,342)—99.9%		234,773,912
Other Assets in Excess of Liabilities—0.1%		306,269
Net Assets—100.0%		$235,080,181

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 1.5% of net assets as of July 31, 2026.

(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—85.3%
AUSTRALIA—1.2%
Materials—1.2%
Rio Tinto PLC	129,122	$12,546,736
BRAZIL—3.0%
Energy—1.6%
PRIO SA(a)	1,378,693	16,549,810
Financials—0.3%
NU Holdings Ltd., Class A(a)	223,089	3,196,865
Real Estate—0.4%
Multiplan Empreendimentos Imobiliarios SA	798,332	4,430,147
Utilities—0.7%
Equatorial SA	856,744	6,533,980
Total Brazil		30,710,802
CHINA—21.1%
Communication Services—5.1%
Tencent Holdings Ltd.	849,427	51,902,526
Consumer Discretionary—4.0%
Alibaba Group Holding Ltd.	1,061,702	16,173,324
ANTA Sports Products Ltd.	1,038,252	10,449,397
Midea Group Co. Ltd., H Shares	1,144,181	14,496,513
		41,119,234
Consumer Staples—1.5%
Giant Biogene Holding Co. Ltd.(b)	1,394,360	5,477,257
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	47,337	9,475,047
		14,952,304
Financials—2.5%
China Merchants Bank Co. Ltd., H Shares	2,473,529	16,048,443
Ping An Insurance Group Co. of China Ltd., H Shares	1,230,243	9,190,863
		25,239,306
Health Care—0.5%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(c)	292,058	2,339,392
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	108,713	2,559,402
		4,898,794
Industrials—3.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	459,899	26,961,445
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	938,866	3,384,110
		30,345,555
Information Technology—3.2%
Montage Technology Co. Ltd., A Shares (Stock Connect)(c)	125,575	3,806,347
Montage Technology Co. Ltd., H Shares	71,251	2,416,501
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	194,422	19,751,910
Xiaomi Corp., B Shares(a)(b)	1,177,572	4,321,080
Zhongji Innolight Co. Ltd., H Shares(a)	18,950	2,484,010
		32,779,848
Shares		Value

Real Estate—1.3%
China Resources Land Ltd.	3,269,875	$13,833,587
Total China		215,071,154
CZECH REPUBLIC—0.2%
Industrials—0.2%
CSG NV(a)	122,102	2,326,047
GREECE—2.7%
Financials—1.6%
National Bank of Greece SA	842,830	15,770,229
Industrials—1.1%
GEK Terna SA	114,100	5,972,576
Metlen Energy & Metals PLC	105,305	5,615,604
		11,588,180
Total Greece		27,358,409
HONG KONG—1.3%
Industrials—1.3%
Techtronic Industries Co. Ltd.	802,909	13,488,836
INDIA—10.6%
Communication Services—1.6%
Bharti Airtel Ltd.	798,893	16,471,110
Consumer Discretionary—1.1%
Indian Hotels Co. Ltd.	780,801	6,054,290
Mahindra & Mahindra Ltd.	150,510	5,350,629
		11,404,919
Financials—4.1%
360 ONE WAM Ltd.	204,793	2,434,923
Cholamandalam Investment & Finance Co. Ltd.	353,868	6,840,096
HDFC Bank Ltd.	3,805,528	29,798,178
SBI Life Insurance Co. Ltd.(b)	133,966	2,652,892
		41,726,089
Health Care—2.2%
Torrent Pharmaceuticals Ltd.	421,543	22,715,388
Materials—0.3%
UltraTech Cement Ltd.	22,369	2,785,132
Utilities—1.3%
NTPC Ltd.	3,452,276	12,531,068
Total India		107,633,706
INDONESIA—2.5%
Communication Services—1.2%
Telkom Indonesia Persero Tbk. PT	82,066,471	11,980,944
Financials—1.3%
Bank Negara Indonesia Persero Tbk. PT	66,291,988	12,980,637
Total Indonesia		24,961,581
KAZAKHSTAN—0.9%
Energy—0.7%
NAC Kazatomprom JSC, GDR(b)(d)	112,551	7,124,478
Financials—0.2%
Kaspi.KZ JSC, GDR(b)	21,838	1,938,778
Total Kazakhstan		9,063,256
MEXICO—5.1%
Consumer Staples—0.8%
Arca Continental SAB de CV	753,398	8,605,167
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Financials—0.6%
Grupo Financiero Banorte SAB de CV, Class O	505,475	$5,826,555
Industrials—0.2%
Grupo Aeroportuario del Sureste SAB de CV, Class B	78,169	2,160,000
Materials—3.5%
Grupo Mexico SAB de CV	2,967,778	35,691,474
Total Mexico		52,283,196
PERU—0.3%
Financials—0.3%
Credicorp Ltd.	8,374	3,354,457
POLAND—1.0%
Consumer Staples—1.0%
Zabka Group SA	1,203,605	10,258,062
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	–
Novatek PJSC(a)(d)(e)	267,284	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—1.3%
Financials—1.3%
Al Rajhi Bank	796,525	13,293,020
SOUTH AFRICA—0.4%
Financials—0.4%
Sanlam Ltd.	829,234	4,410,870
SOUTH KOREA—11.4%
Consumer Discretionary—0.3%
Hyundai Mobis Co. Ltd.	9,802	3,170,024
Financials—1.0%
Shinhan Financial Group Co. Ltd.	153,991	10,690,044
Industrials—4.5%
HD Hyundai Electric Co. Ltd.	26,141	12,088,356
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	63,487	16,859,599
Samsung C&T Corp.	22,270	5,188,078
SK Square Co. Ltd.	16,588	11,406,123
		45,542,156
Information Technology—5.6%
SK Hynix, Inc.	50,078	56,871,331
Total South Korea		116,273,555
TAIWAN—20.2%
Information Technology—20.2%
Accton Technology Corp.	259,370	16,811,569
ASE Technology Holding Co. Ltd.	722,556	12,330,053
Asia Vital Components Co. Ltd.	221,000	15,542,449
Shares		Value

Chroma ATE, Inc.	342,841	$21,539,348
Delta Electronics, Inc.	301,096	14,813,205
MediaTek, Inc.	282,214	30,063,604
Taiwan Semiconductor Manufacturing Co. Ltd.	1,281,479	94,784,900
		205,885,128
THAILAND—0.7%
Financials—0.7%
Krung Thai Bank PCL	4,889,000	6,458,350
UNITED ARAB EMIRATES—1.4%
Financials—1.1%
Abu Dhabi Islamic Bank PJSC	1,931,259	11,156,078
Real Estate—0.3%
Aldar Properties PJSC	1,456,513	2,938,492
Total United Arab Emirates		14,094,570
Total Common Stocks		869,471,735
PREFERRED STOCKS—11.7%
BRAZIL—2.2%
Financials—2.2%
Itausa SA	8,321,914	22,687,995
SOUTH KOREA—9.5%
Information Technology—9.5%
Samsung Electronics Co. Ltd.	767,483	96,445,694
Total Preferred Stocks		119,133,689
SHORT-TERM INVESTMENT—3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(f)	30,472,768	30,472,768
Total Short-Term Investment		30,472,768
Total Investments (Cost $791,954,247)—100.0%		1,019,078,192
Other Assets in Excess of Liabilities—0.0%		38,826
Net Assets—100.0%		$1,019,117,018

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 0.7% of net assets as of July 31, 2026.

(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Focused U.S. Small Cap Active ETF

	Shares	Value
COMMON STOCKS—97.0%
BAHAMAS—2.2%
Consumer Discretionary—2.2%
OneSpaWorld Holdings Ltd.	8,490	$218,703
ISRAEL—2.2%
Information Technology—2.2%
Camtek Ltd.(a)	1,661	220,016
SWITZERLAND—1.9%
Consumer Discretionary—1.9%
Garrett Motion, Inc.	6,149	191,541
UNITED STATES—90.7%
Communication Services—1.6%
Cargurus, Inc.(a)	4,537	164,421
Consumer Discretionary—7.3%
Boot Barn Holdings, Inc.(a)	1,752	261,030
Brinker International, Inc.(a)	1,494	319,268
KB Home	2,812	154,576
		734,874
Consumer Staples—3.4%
Chefs' Warehouse, Inc.(a)	1,539	177,524
Vita Coco Co., Inc.(a)	2,462	162,344
		339,868
Energy—2.0%
Magnolia Oil & Gas Corp., Class A	7,766	199,664
Financials—18.3%
Ameris Bancorp	3,291	287,008
Banner Corp.	3,323	233,973
PJT Partners, Inc., Class A	1,472	247,752
Seacoast Banking Corp. of Florida	8,655	300,675
Skyward Specialty Insurance Group, Inc.(a)	3,733	223,793
StoneX Group, Inc.(a)	3,255	249,235
Wintrust Financial Corp.	1,797	286,694
		1,829,130
Health Care—18.7%
Alphatec Holdings, Inc.(a)	20,403	194,237
ANI Pharmaceuticals, Inc.(a)	2,762	218,861
Arcutis Biotherapeutics, Inc.(a)	7,995	214,746
Kiniksa Pharmaceuticals International PLC(a)	4,284	318,472
Ligand Pharmaceuticals, Inc.(a)	753	216,518
Merit Medical Systems, Inc.(a)	3,718	316,067
Supernus Pharmaceuticals, Inc.(a)	5,061	225,872
Travere Therapeutics, Inc.(a)	3,089	172,644
		1,877,417
Shares		Value

Industrials—18.6%
ArcBest Corp.	1,323	$190,975
Atmus Filtration Technologies, Inc.	3,893	200,996
AZZ, Inc.	1,782	257,891
Blue Bird Corp.(a)	2,607	193,935
Casella Waste Systems, Inc., Class A(a)	2,030	182,111
Ducommun, Inc.(a)	1,357	242,930
Enpro, Inc.	680	213,466
Everus Construction Group, Inc.(a)	1,550	194,416
Helios Technologies, Inc.	2,448	190,724
		1,867,444
Information Technology—12.4%
Cohu, Inc.(a)	3,362	161,343
Impinj, Inc.(a)	1,622	245,506
JFrog Ltd.(a)	3,142	250,700
Knowles Corp.(a)	6,373	233,188
Q2 Holdings, Inc.(a)	4,424	269,289
Viavi Solutions, Inc.(a)	2,213	81,770
		1,241,796
Materials—4.9%
Materion Corp.	819	172,678
Quaker Chemical Corp.	1,957	314,137
		486,815
Real Estate—3.5%
American Healthcare REIT, Inc.	6,257	347,889
Total United States		9,089,318
Total Common Stocks		9,719,578
SHORT-TERM INVESTMENT—3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(b)	374,058	374,058
Total Short-Term Investment		374,058
Total Investments (Cost $8,210,699)—100.7%		10,093,636
Liabilities in Excess of Other Assets—(0.7%)		(68,366)
Net Assets—100.0%		$10,025,270

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.0%
ARGENTINA—2.2%
Industrials—1.0%
Corp. America Airports SA(a)	17,700	$456,129
Materials—1.2%
Loma Negra Cia Industrial Argentina SA, ADR(a)	49,100	563,668
Total Argentina		1,019,797
AUSTRALIA—1.3%
Industrials—1.3%
Aurizon Holdings Ltd.	205,500	604,326
BRAZIL—4.1%
Industrials—4.1%
Motiva Infraestrutura de Mobilidade SA	289,000	841,490
Rumo SA	373,400	1,063,669
		1,905,159
CANADA—5.2%
Energy—2.7%
Enbridge, Inc.	23,700	1,289,607
Industrials—2.5%
Canadian Pacific Kansas City Ltd.	13,200	1,173,348
Total Canada		2,462,955
CHINA—1.0%
Information Technology—1.0%
GDS Holdings Ltd., ADR(a)	14,300	468,182
CONGO—2.3%
Communication Services—2.3%
Helios Towers PLC(a)	405,500	1,072,913
FRANCE—9.5%
Industrials—5.0%
Eiffage SA	4,700	668,009
Getlink SE	47,700	1,017,571
Vinci SA	4,800	677,725
		2,363,305
Utilities—4.5%
Engie SA	31,100	969,421
Veolia Environnement SA	28,800	1,146,049
		2,115,470
Total France		4,478,775
GERMANY—2.9%
Utilities—2.9%
RWE AG	20,400	1,341,972
INDONESIA—0.8%
Communication Services—0.8%
Sarana Menara Nusantara Tbk. PT	16,594,900	371,632
ITALY—2.2%
Communication Services—0.9%
Infrastrutture Wireless Italiane SpA(b)	57,300	425,135
Utilities—1.3%
Enel SpA	52,880	597,195
Total Italy		1,022,330
JAPAN—2.0%
Industrials—2.0%
Japan Airport Terminal Co. Ltd.	25,900	916,227
Shares		Value

MEXICO—4.3%
Industrials—4.3%
Grupo Aeroportuario del Centro Norte SAB de CV	52,400	$699,040
Grupo Aeroportuario del Sureste SAB de CV, Class B	22,300	616,203
Promotora y Operadora de Infraestructura SAB de CV	44,700	708,304
		2,023,547
NIGERIA—0.8%
Communication Services—0.8%
IHS Holding Ltd.(a)	47,660	390,812
PHILIPPINES—2.2%
Industrials—2.2%
International Container Terminal Services, Inc.	66,600	1,045,856
SPAIN—6.4%
Communication Services—2.4%
Cellnex Telecom SA(a)(b)	36,500	1,133,838
Industrials—2.2%
Aena SME SA(b)	33,300	1,026,567
Utilities—1.8%
EDP Renewables SA	55,698	864,263
Total Spain		3,024,668
THAILAND—0.6%
Industrials—0.6%
Airports of Thailand PCL	146,600	278,416
UNITED ARAB EMIRATES—0.6%
Industrials—0.6%
Salik Co. PJSC	181,000	261,537
UNITED KINGDOM—3.4%
Utilities—3.4%
National Grid PLC, ADR	8,421	673,427
SSE PLC	29,200	922,529
		1,595,956
UNITED STATES—47.2%
Energy—10.7%
Cheniere Energy, Inc.	5,000	1,317,850
Kinder Morgan, Inc.	42,800	1,377,304
ONEOK, Inc.	10,800	980,748
Williams Cos., Inc.	18,500	1,323,490
		4,999,392
Industrials—11.0%
CSX Corp.	12,900	650,160
Dycom Industries, Inc.(a)	950	381,017
Ferrovial NV	18,800	1,231,513
Norfolk Southern Corp.	1,700	570,316
Union Pacific Corp.	5,100	1,489,863
Waste Management, Inc.	3,600	815,580
		5,138,449
Real Estate—5.0%
American Tower Corp., REIT	7,000	1,213,520
Crown Castle, Inc., REIT	11,800	900,340
Fermi, Inc., REIT(a)	44,800	254,912
		2,368,772
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities—20.5%
American Electric Power Co., Inc.	5,500	$703,175
American Water Works Co., Inc.	1,800	241,506
CenterPoint Energy, Inc.	23,200	975,328
Clearway Energy, Inc., Class C	25,500	809,115
CMS Energy Corp.	13,300	957,467
Duke Energy Corp.	5,800	727,494
Essential Utilities, Inc.	10,200	406,470
FirstEnergy Corp.	19,000	917,890
IDACORP, Inc.	4,800	685,968
NextEra Energy, Inc.	14,700	1,277,724
PPL Corp.	29,400	1,035,174
Spire, Inc.	5,700	455,202
XPLR Infrastructure LP(a)	35,400	421,260
		9,613,773
Total United States		22,120,386
Total Common Stocks		46,405,446
Shares		Value
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(c)	533,644	$533,644
Total Short-Term Investment		533,644
Total Investments (Cost $33,992,965)—100.1%		46,939,090
Liabilities in Excess of Other Assets—(0.1%)		(35,991)
Net Assets—100.0%		$46,903,099

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
COMMON STOCKS—89.8%
AUSTRALIA—7.7%
Industrials—6.3%
ALS Ltd.	176,438	$2,682,895
Ventia Services Group Pty. Ltd.	552,116	2,261,049
		4,943,944
Materials—1.4%
Imdex Ltd.	424,732	1,102,803
Total Australia		6,046,747
BELGIUM—3.2%
Health Care—3.2%
Fagron	94,866	2,537,957
BRAZIL—3.1%
Consumer Discretionary—2.1%
Cury Construtora e Incorporadora SA	271,785	1,613,290
Health Care—1.0%
Fleury SA	243,957	824,877
Total Brazil		2,438,167
CHINA—1.0%
Health Care—1.0%
Shanghai Conant Optical Co. Ltd., H Shares	195,000	786,226
CONGO—0.9%
Communication Services—0.9%
Helios Towers PLC(a)	268,434	708,370
DENMARK—1.0%
Financials—1.0%
Ringkjoebing Landbobank AS	2,941	790,377
FRANCE—4.0%
Consumer Staples—0.7%
Interparfums SA	20,490	581,250
Energy—3.3%
Gaztransport Et Technigaz SA	11,398	2,572,203
Total France		3,153,453
GERMANY—3.0%
Communication Services—1.5%
CTS Eventim AG & Co. KGaA	16,668	1,124,411
Industrials—1.5%
Rational AG	774	601,571
RENK Group AG	10,657	588,034
		1,189,605
Total Germany		2,314,016
ISRAEL—1.3%
Information Technology—1.3%
Nova Ltd.(a)	2,598	1,015,480
ITALY—2.6%
Consumer Discretionary—1.0%
Brunello Cucinelli SpA	7,752	785,936
Financials—1.6%
FinecoBank Banca Fineco SpA	46,093	1,259,174
Total Italy		2,045,110
JAPAN—17.8%
Consumer Discretionary—4.3%
Asics Corp.	111,800	3,340,544
Shares		Value

Financials—3.2%
Nihon M&A Center Holdings, Inc.	302,100	$1,210,640
Zenkoku Hosho Co. Ltd.	64,400	1,266,912
		2,477,552
Industrials—9.4%
BayCurrent, Inc.	43,300	1,942,860
Japan Elevator Service Holdings Co. Ltd.	300,400	3,196,488
MISUMI Group, Inc.	73,400	1,781,197
SHO-BOND Holdings Co. Ltd.	51,600	428,905
		7,349,450
Information Technology—0.9%
Tokyo Seimitsu Co. Ltd.	6,900	744,188
Total Japan		13,911,734
MEXICO—2.9%
Financials—2.9%
Regional SAB de CV	275,108	2,263,830
NETHERLANDS—2.2%
Industrials—2.2%
Koninklijke Heijmans NV	16,014	1,725,698
NORWAY—1.5%
Materials—1.5%
Borregaard ASA	70,430	1,174,143
SOUTH AFRICA—1.4%
Materials—1.4%
Pan African Resources PLC	870,859	1,081,565
SOUTH KOREA—3.5%
Consumer Discretionary—1.0%
Coway Co. Ltd.	12,596	808,399
Industrials—2.5%
HD Hyundai Marine Solution Co. Ltd., Class C	15,134	1,953,185
Total South Korea		2,761,584
SPAIN—3.6%
Consumer Discretionary—1.9%
CIE Automotive SA	47,616	1,452,327
Materials—1.7%
Atalaya Mining Copper SA	110,687	1,320,975
Total Spain		2,773,302
SWEDEN—1.6%
Industrials—1.6%
AddTech AB, Class B	33,399	1,215,695
SWITZERLAND—1.0%
Health Care—1.0%
Bachem Holding AG	8,165	755,448
TAIWAN—9.1%
Consumer Discretionary—1.6%
Makalot Industrial Co. Ltd.	182,720	1,240,974
Information Technology—7.5%
Chenbro Micom Co. Ltd.	52,000	1,681,364
Chroma ATE, Inc.	15,000	974,659
Elite Material Co. Ltd.	4,000	587,271
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
COMMON STOCKS (continued)
TAIWAN (continued)
Information Technology (continued)
Sinbon Electronics Co. Ltd.	219,000	$2,005,755
Taiwan Union Technology Corp.	19,000	652,557
		5,901,606
Total Taiwan		7,142,580
THAILAND—1.1%
Information Technology—1.1%
Fabrinet(a)	2,017	878,222
UNITED KINGDOM—14.8%
Consumer Discretionary—2.4%
Games Workshop Group PLC	7,294	1,879,590
Financials—2.4%
ICG PLC	31,582	803,621
Tatton Asset Management PLC	114,058	1,088,350
		1,891,971
Industrials—6.8%
Avon Technologies PLC	29,142	670,051
Chemring Group PLC	111,491	887,298
Diploma PLC	38,290	3,777,513
		5,334,862
Materials—3.2%
Hill & Smith PLC	65,151	2,502,508
Total United Kingdom		11,608,931
Shares		Value

VIETNAM—1.5%
Information Technology—1.5%
FPT Corp.	453,106	$1,156,001
Total Common Stocks		70,284,636
EXCHANGE-TRADED FUNDS—6.6%
iShares MSCI India Small-Cap ETF	73,917	5,174,929
Total Exchange-Traded Funds		5,174,929
SHORT-TERM INVESTMENT—3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(b)	2,749,841	2,749,841
Total Short-Term Investment		2,749,841
Total Investments (Cost $68,329,710)—99.9%		78,209,406
Other Assets in Excess of Liabilities—0.1%		104,622
Net Assets—100.0%		$78,314,028

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Real Estate Fund

	Shares	Value
COMMON STOCKS—99.5%
UNITED STATES—99.5%
Data Center REITs—14.6%
Blackstone Digital Infrastructure Trust, Inc., REIT(a)	32,600	$678,406
Digital Realty Trust, Inc., REIT	9,292	1,751,728
Equinix, Inc., REIT	3,373	3,438,031
		5,868,165
Health Care REITs—27.7%
American Healthcare REIT, Inc.	28,931	1,608,564
Omega Healthcare Investors, Inc., REIT	26,461	1,339,720
Ventas, Inc., REIT	24,909	2,329,240
Welltower, Inc., REIT	24,995	5,859,828
		11,137,352
Hotel & Resort REITs—2.2%
Host Hotels & Resorts, Inc., REIT	35,551	893,397
Industrial REITs—10.7%
Prologis, Inc., REIT	29,878	4,320,657
Multi-Family Residential REITs—5.8%
Camden Property Trust, REIT	6,468	716,719
Essex Property Trust, Inc., REIT	3,277	931,127
Mid-America Apartment Communities, Inc., REIT	5,267	697,035
		2,344,881
Office REITs—3.0%
Cousins Properties, Inc., REIT	9,766	308,117
Highwoods Properties, Inc., REIT	19,889	658,923
Kilroy Realty Corp., REIT	6,466	251,010
		1,218,050
Other Specialized REITs—5.9%
EPR Properties, REIT	12,990	806,290
Iron Mountain, Inc., REIT	12,779	1,563,127
		2,369,417
	Shares	Value

Retail REITs—22.9%
Brixmor Property Group, Inc., REIT	25,113	$791,311
Curbline Properties Corp., REIT	22,129	678,032
InvenTrust Properties Corp., REIT	17,855	632,245
NNN REIT, Inc.	29,105	1,383,070
Realty Income Corp., REIT	28,155	1,798,260
Regency Centers Corp., REIT	11,921	957,137
Simon Property Group, Inc., REIT	12,873	2,952,680
		9,192,735
Self Storage REITs—4.7%
Public Storage, REIT	5,874	1,904,175
Single-Family Residential REITs—2.0%
Invitation Homes, Inc., REIT	27,127	806,214
Total United States		40,055,043
Total Common Stocks		40,055,043
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(b)	217,640	217,640
Total Short-Term Investment		217,640
Total Investments (Cost $28,062,163)—100.0%		40,272,683
Liabilities in Excess of Other Assets—(0.0%)		(16,638)
Net Assets—100.0%		$40,256,045

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn U.S. Small Cap Equity Fund

	Shares	Value
COMMON STOCKS—97.1%
BAHAMAS—2.3%
Consumer Discretionary—2.3%
OneSpaWorld Holdings Ltd.	347,696	$8,956,649
CANADA—0.5%
Industrials—0.5%
ATS Corp.(a)	72,401	1,975,489
ISRAEL—0.7%
Information Technology—0.7%
Camtek Ltd.(a)	21,461	2,842,724
SWITZERLAND—1.3%
Consumer Discretionary—1.3%
Garrett Motion, Inc.	166,675	5,191,926
UNITED STATES—92.3%
Communication Services—1.6%
Cargurus, Inc.(a)	175,837	6,372,333
Consumer Discretionary—8.2%
Boot Barn Holdings, Inc.(a)	46,059	6,862,330
Brinker International, Inc.(a)	38,309	8,186,633
KB Home	49,337	2,712,055
Patrick Industries, Inc.	29,101	2,402,288
Steven Madden Ltd.	138,361	6,375,675
Universal Technical Institute, Inc.(a)	143,517	5,641,653
		32,180,634
Consumer Staples—4.1%
Chefs' Warehouse, Inc.(a)	80,894	9,331,123
Vita Coco Co., Inc.(a)	101,223	6,674,645
		16,005,768
Energy—2.6%
Magnolia Oil & Gas Corp., Class A	404,167	10,391,134
Financials—20.1%
Ameris Bancorp	109,175	9,521,152
Banner Corp.	117,424	8,267,824
NMI Holdings, Inc.(a)	94,660	4,193,438
PJT Partners, Inc., Class A	52,683	8,867,076
Seacoast Banking Corp. of Florida	304,723	10,586,077
Skyward Specialty Insurance Group, Inc.(a)	134,468	8,061,356
StoneX Group, Inc.(a)	103,149	7,898,119
Wintrust Financial Corp.	68,441	10,919,077
WSFS Financial Corp.	135,270	10,848,654
		79,162,773
Health Care—18.4%
Alphatec Holdings, Inc.(a)	674,330	6,419,622
ANI Pharmaceuticals, Inc.(a)	133,500	10,578,540
Arcutis Biotherapeutics, Inc.(a)	252,960	6,794,505
Artivion, Inc.(a)	109,240	2,930,909
Kiniksa Pharmaceuticals International PLC(a)	136,018	10,111,578
Ligand Pharmaceuticals, Inc.(a)	26,920	7,740,577
Merit Medical Systems, Inc.(a)	121,768	10,351,498
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
Supernus Pharmaceuticals, Inc.(a)	208,576	9,308,747
Travere Therapeutics, Inc.(a)	144,643	8,084,097
		72,320,073
Shares		Value

Industrials—16.8%
ArcBest Corp.	50,093	$7,230,925
Atmus Filtration Technologies, Inc.	141,182	7,289,227
AZZ, Inc.	58,259	8,431,242
Blue Bird Corp.(a)	100,494	7,475,749
Casella Waste Systems, Inc., Class A(a)	106,021	9,511,144
Ducommun, Inc.(a)	36,673	6,565,200
Enpro, Inc.	6,669	2,093,532
Everus Construction Group, Inc.(a)	47,961	6,015,748
Helios Technologies, Inc.	94,158	7,335,850
Mueller Water Products, Inc., Class A	159,349	4,021,969
		65,970,586
Information Technology—11.2%
Cohu, Inc.(a)	85,154	4,086,540
Impinj, Inc.(a)	45,838	6,938,040
JFrog Ltd.(a)	61,816	4,932,299
Knowles Corp.(a)	138,282	5,059,738
Mirion Technologies, Inc.(a)	300,949	4,508,216
Q2 Holdings, Inc.(a)	172,362	10,491,675
Ultra Clean Holdings, Inc.(a)	36,653	3,053,561
Viavi Solutions, Inc.(a)	133,542	4,934,377
		44,004,446
Materials—4.7%
Knife River Corp.(a)	87,636	6,412,326
Materion Corp.	18,542	3,909,395
Quaker Chemical Corp.	49,873	8,005,614
		18,327,335
Real Estate—3.4%
American Healthcare REIT, Inc.	145,627	8,096,861
Smartstop Self Storage REIT, Inc.	161,366	5,412,216
		13,509,077
Utilities—1.2%
ONE Gas, Inc.	63,374	4,920,991
Total United States		363,165,150
Total Common Stocks		382,131,938
SHORT-TERM INVESTMENT—3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(d)	12,536,952	12,536,952
Total Short-Term Investment		12,536,952
Total Investments (Cost $320,808,713)—100.3%		394,668,890
Liabilities in Excess of Other Assets—(0.3%)		(1,034,737)
Net Assets—100.0%		$393,634,153

(a)	Non-income producing security.
(b)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 0.0% of net assets as of July 31, 2026.

(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—98.2%
NETHERLANDS—1.5%
Information Technology—1.5%
NXP Semiconductors NV	20,841	$4,775,924
UNITED STATES—96.7%
Communication Services—5.8%
Alphabet, Inc., Class C	50,116	17,873,871
Consumer Discretionary—5.3%
O'Reilly Automotive, Inc.(a)	66,059	5,902,372
TJX Cos., Inc.	66,093	10,399,072
		16,301,444
Consumer Staples—2.0%
Procter & Gamble Co.	43,527	6,289,216
Energy—2.9%
Baker Hughes Co.	149,091	9,018,515
Financials—13.9%
American Express Co.	30,362	10,209,222
Bank of America Corp.	142,211	8,809,971
JPMorgan Chase & Co.	16,148	5,680,705
Mastercard, Inc., Class A	21,381	12,253,451
S&P Global, Inc.	15,350	6,323,126
		43,276,475
Health Care—11.2%
Boston Scientific Corp.(a)	49,325	2,304,957
Danaher Corp.	26,242	5,116,665
Eli Lilly & Co.	6,749	7,753,521
Merck & Co., Inc.	70,770	9,214,254
ResMed, Inc.	21,681	4,574,258
UnitedHealth Group, Inc.	14,042	5,819,005
		34,782,660
Industrials—13.3%
AAON, Inc.	38,673	3,444,217
Eaton Corp. PLC	17,908	7,435,402
Hubbell, Inc.	13,216	6,245,221
Mobility Global, Inc.(a)	15,350	312,833
Tetra Tech, Inc.	184,434	6,115,831
Trane Technologies PLC	13,706	6,235,545
Shares		Value

Veralto Corp.	32,505	$3,060,996
Waste Management, Inc.	29,064	6,584,449
Watsco, Inc.	6,160	1,905,288
		41,339,782
Information Technology—37.8%
Accenture PLC, Class A	24,884	4,128,753
Amphenol Corp., Class A	25,928	4,166,630
Analog Devices, Inc.	20,438	7,509,126
Apple, Inc.	13,785	4,258,324
Broadcom, Inc.	38,178	14,861,932
Cadence Design Systems, Inc.(a)	30,689	10,434,874
Marvell Technology, Inc.	44,485	8,343,607
Microsoft Corp.	65,345	30,367,128
NVIDIA Corp.	144,180	28,944,135
ServiceNow, Inc.(a)	37,005	4,116,066
		117,130,575
Materials—2.1%
Linde PLC	13,597	6,504,533
Utilities—2.4%
American Water Works Co., Inc.	54,679	7,336,281
Total United States		299,853,352
Total Common Stocks		304,629,276
SHORT-TERM INVESTMENT—1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(b)	5,924,194	5,924,194
Total Short-Term Investment		5,924,194
Total Investments (Cost $226,973,234)—100.1%		310,553,470
Liabilities in Excess of Other Assets—(0.1%)		(292,798)
Net Assets—100.0%		$310,260,672

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
BANK LOANS—1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.23%(a)		650,000	$879,507
Total Bank Loans			879,507
CORPORATE BONDS—93.7%
ANGOLA—0.3%
Oil & Gas—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(b)		$200,000	203,079
ARGENTINA—0.3%
Electric Utilities—0.3%
MSU Green Energy, 9.75%, 06/16/2036(b)(c)		242,910	237,396
AUSTRIA—0.7%
Packaging & Containers—0.2%
Constantia Flexibles GmbH, 6.25%, 07/15/2032(b)	EUR	120,000	139,011
Semiconductors—0.5%
ams-OSRAM AG, 7.25%, 05/31/2032(b)		316,000	367,554
Total Austria			506,565
BRAZIL—1.1%
Airlines—0.3%
Azul Secured Finance LLP, 9.88%, 02/15/2031(b)		$223,000	206,275
Chemicals—0.3%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(b)		514,000	278,845
Food Products—0.5%
Minerva Luxembourg SA, 8.88%, 09/13/2033(b)		343,000	355,065
Total Brazil			840,185
CANADA—3.3%
Aerospace & Defense—0.7%
Bombardier, Inc., 5.88%, 01/15/2035(b)		530,000	524,476
Diversified Telecommunication Services—1.2%
Rogers Communications, Inc., (fixed rate to 02/14/2030, variable rate thereafter), VRN, 7.00%, 04/15/2055		907,000	912,443
Oil, Gas & Consumable Fuels—0.5%
Saturn Oil & Gas, Inc., 8.50%, 07/30/2031(b)		382,000	383,059
Pharmaceutical—0.2%
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)		87,000	80,912
5.00%, 02/15/2029(b)		152,000	116,280
			197,192
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(b)		505,000	503,731
Total Canada			2,520,901
FRANCE—2.3%
Diversified Telecommunication Services—1.6%
Altice France SA
	Shares or Principal Amount		Value

5.38%, 04/15/2032(b)	EUR	84,604	$95,241
5.63%, 07/15/2032(b)		214,939	243,492
Eutelsat Communications SACA
5.75%, 03/15/2031(b)		181,000	212,353
6.25%, 03/15/2033(b)		200,000	236,090
Iliad Holding SAS, 8.50%, 04/15/2031(b)		$400,000	420,761
			1,207,937
Entertainment—0.7%
Banijay Entertainment SAS, 8.13%, 05/01/2029(b)		552,000	564,341
Total France			1,772,278
GERMANY—0.9%
Commercial Banks—0.7%
Deutsche Bank AG, (fixed rate to 10/30/2029, variable rate thereafter), VRN, 8.13%, 10/30/2029(b)(d)	EUR	400,000	498,161
Pharmaceutical—0.2%
Cheplapharm Arzneimittel GmbH, 6.75%, 02/15/2032(b)		126,000	145,915
Total Germany			644,076
HONG KONG—0.7%
Lodging—0.7%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(b)		$534,000	529,270
IRELAND—3.3%
Commercial Services & Supplies—1.0%
Cimpress PLC, 7.38%, 09/15/2032(b)		764,000	766,195
Diversified Financial Services—2.0%
GGAM Finance Ltd., 5.88%, 03/15/2030(b)		377,000	374,644
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)		355,000	367,541
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)		718,000	744,067
			1,486,252
Media—0.3%
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/2033(b)	GBP	300,000	272,650
Total Ireland			2,525,097
ISRAEL—0.5%
Pharmaceutical—0.5%
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 09/15/2031		$329,000	364,291
ITALY—0.4%
Diversified Telecommunication Services—0.4%
Fibercop SpA, Series 2033, 6.38%, 11/15/2033(b)		342,000	335,943
JAMAICA—0.8%
Diversified Telecommunication Services—0.8%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(b)		582,000	600,992
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
JAPAN—0.4%
Auto Manufacturers—0.4%
Nissan Motor Co. Ltd., 6.38%, 07/17/2033(b)	EUR	237,000	$279,424
JERSEY—0.5%
Retail—0.5%
Waga Bondco Ltd., 8.50%, 06/15/2030(b)	GBP	324,000	357,503
LUXEMBOURG—2.0%
Biotechnology—0.7%
Cidron Aida Finco SARL, 7.00%, 10/27/2031(b)	EUR	466,000	512,167
Commercial Services & Supplies—0.4%
ION Platform Finance SARL, 6.88%, 09/30/2032(b)		355,000	330,266
Diversified Telecommunication Services—0.5%
SES SA, (fixed rate to 09/12/2029, variable rate thereafter), VRN, 5.50%, 09/12/2054(b)		313,000	358,624
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(e)(f)(g)		60,500	–
Real Estate—0.4%
Vivion Investments SARL, (fixed rate to 03/08/2031, variable rate thereafter), VRN, 8.13%, 03/08/2031(b)(d)		300,000	308,988
Total Luxembourg			1,510,045
MEXICO—0.7%
Building Materials—0.3%
Cemex SAB de CV, (fixed rate to 06/10/2030, variable rate thereafter), VRN, 7.20%, 06/10/2030(b)(d)		$226,000	233,232
Electric Utilities—0.4%
Saavi Energia SARL, 8.88%, 02/10/2035(b)		274,000	296,139
Total Mexico			529,371
NETHERLANDS—1.2%
Chemicals—0.4%
Nouryon Finance BV, 6.13%, 07/15/2031(b)	EUR	228,000	266,597
Food Products—0.6%
Flora Food Management BV, 6.88%, 07/02/2029(b)		400,000	444,622
Media—0.2%
Ziggo Bond Co. BV, 5.13%, 02/28/2030(b)		$200,000	162,532
Total Netherlands			873,751
NIGERIA—0.4%
Engineering & Construction—0.4%
IHS Holding Ltd., 7.88%, 05/29/2030(b)		265,000	271,679
SERBIA—0.3%
Diversified Telecommunication Services—0.3%
Telecommunications Co. Telekom Srbija AD Belgrade, 6.75%, 05/18/2033(b)	EUR	221,000	258,416
	Shares or Principal Amount		Value

SLOVENIA—0.5%
Media—0.5%
Summer BidCo BV, 8.875% Cash or 9.625% PIK, 01/31/2031(b)(h)	EUR	334,124	$394,695
SWITZERLAND—0.4%
Commercial Banks—0.4%
UBS Group AG, (fixed rate to 01/08/2031, variable rate thereafter), VRN, 6.63%, 01/08/2031(b)(d)		$335,000	334,088
TURKEY—0.8%
Commercial Banks—0.5%
Akbank TAS, (fixed rate to 02/19/2031, variable rate thereafter), VRN, 7.95%, 02/19/2031(b)(d)		383,000	367,644
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(b)		213,000	214,317
Total Turkey			581,961
UNITED KINGDOM—6.8%
Computers & Peripherals—0.5%
PCC Global PLC, 8.25%, 11/15/2030(b)	EUR	378,000	360,659
Diversified Financial Services—1.0%
Jerrold Finco PLC, 7.88%, 04/15/2030(b)	GBP	406,000	554,960
Sherwood Financing PLC, 9.63%, 12/15/2029(b)		172,000	234,981
			789,941
Diversified Telecommunication Services—0.3%
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/2032(b)	EUR	238,000	238,015
Entertainment—1.0%
Allwyn Entertainment Financing U.K. PLC, 4.63%, 08/15/2031(b)		250,000	285,561
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/2033(b)		$497,000	479,586
			765,147
Food Products—1.6%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(b)	GBP	447,000	564,498
Market Bidco Finco PLC, 8.75%, 01/31/2031(b)		301,000	399,593
Nomad Foods Bondco PLC, 5.25%, 07/15/2033(b)	EUR	228,000	262,402
			1,226,493
Internet—0.5%
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2030(b)	GBP	243,548	342,978
Leisure Time—1.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(b)		$406,000	404,051
Deuce Finco PLC, 7.00%, 11/20/2031(b)	GBP	300,000	410,609
			814,660
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Media—0.2%
Virgin Media Secured Finance PLC, 4.13%, 08/15/2030(b)	GBP	100,000	$113,426
Oil & Gas—0.6%
EnQuest PLC, 9.88%, 04/30/2031(b)		$431,000	448,093
Total United Kingdom			5,099,412
UNITED STATES—63.6%
Aerospace & Defense—1.8%
Moog, Inc., 5.50%, 10/15/2034(b)		358,000	346,339
TransDigm, Inc., 6.63%, 03/01/2032(b)		995,000	1,011,646
			1,357,985
Agriculture—0.8%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)		588,000	597,124
Apparel—0.7%
Samsonite Finco SARL, 4.38%, 02/15/2033(b)	EUR	268,000	301,691
Under Armour, Inc., 7.25%, 07/15/2030(b)		$215,000	219,016
			520,707
Auto Parts & Equipment—0.9%
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030		76,000	73,489
8.88%, 07/15/2032		405,000	415,677
5.63%, 04/30/2033		183,000	159,861
			649,027
Building Materials—3.8%
Builders FirstSource, Inc., 6.75%, 05/15/2035(b)		736,000	728,684
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)		415,000	213,359
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)		389,000	46,031
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)		444,000	443,039
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)		310,000	305,225
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)		339,000	313,725
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)		788,000	783,110
			2,833,173
Chemicals—1.3%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/2033(b)	EUR	381,000	441,935
Celanese U.S. Holdings LLC, 7.33%, 07/15/2029		$554,000	575,910
			1,017,845
Commercial Services & Supplies—2.1%
Block, Inc.
5.63%, 08/15/2030(b)		351,000	349,205
6.00%, 08/15/2033(b)		372,000	368,908
Herc Holdings, Inc.
7.00%, 06/15/2030(b)		109,000	112,408
	Shares or Principal Amount	Value

7.25%, 06/15/2033(b)	$266,000	$274,475
United Rentals North America, Inc., 6.00%, 12/15/2029(b)	459,000	463,883
		1,568,879
Distribution/Wholesale—0.0%
ADI Escrow Issuer LLC, 7.13%, 07/15/2034(b)(g)	22,000	22,428
Diversified Financial Services—3.1%
Azorra Finance Ltd.
7.75%, 04/15/2030(b)	373,000	386,056
6.25%, 02/15/2034(b)	356,000	349,156
Figure Technology Solutions, Inc., 8.50%, 07/31/2031(b)	232,000	228,345
Navient Corp., 7.88%, 06/15/2032	390,000	365,382
PennyMac Financial Services, Inc.
6.88%, 05/15/2032(b)	119,000	113,752
6.88%, 02/15/2033(b)	360,000	341,585
Rocket Cos., Inc.
6.13%, 08/01/2031(b)	278,000	279,267
6.50%, 06/15/2034(b)	307,000	309,426
		2,372,969
Diversified Telecommunication Services—2.7%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)(c)	115,000	112,413
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)(c)	217,000	209,026
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031(b)	458,000	459,246
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	374,000	359,351
Stingray Compute LLC, 6.00%, 06/15/2031(b)	193,000	188,286
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)(c)	748,000	694,590
		2,022,912
Electric Utilities—1.5%
NRG Energy, Inc.
6.00%, 02/01/2033(b)	193,000	192,420
7.00%, 03/15/2033(b)	403,000	429,024
5.88%, 05/15/2034(b)	74,000	72,646
6.25%, 11/01/2034(b)	369,000	368,027
6.13%, 05/15/2036(b)	74,000	73,046
		1,135,163
Electrical Components & Equipment—0.8%
EnerSys, 6.63%, 01/15/2032(b)	631,000	638,546
Energy Equipment & Services—1.2%
Hess Midstream Operations LP, 4.25%, 02/15/2030(b)	280,000	268,103
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	610,000	649,454
		917,557
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Engineering & Construction—1.0%
Granite Construction, Inc., 6.38%, 06/15/2034(b)	$399,000	$397,859
Tutor Perini Corp., 6.63%, 07/15/2033(b)	347,000	348,281
		746,140
Entertainment—2.2%
Affinity Interactive, 6.88%, 12/15/2027(b)	1,631,000	799,190
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(b)	463,000	465,052
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	308,000	294,957
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(b)	89,000	90,016
		1,649,215
Food Products—2.7%
Campbell's Co., 4.75%, 03/23/2035	404,000	369,754
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	499,000	467,531
Performance Food Group, Inc., 5.63%, 03/01/2034(b)	566,000	549,018
Post Holdings, Inc., 6.50%, 03/15/2036(b)	258,000	251,652
U.S. Foods, Inc., 5.75%, 04/15/2033(b)	384,000	379,937
		2,017,892
Healthcare Providers & Services—3.6%
Centene Corp., 3.00%, 10/15/2030	649,000	583,224
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(b)	89,000	82,184
9.75%, 01/15/2034(b)	428,000	433,590
Encompass Health Corp., 5.88%, 06/01/2034(b)	411,000	406,913
IQVIA, Inc., 6.25%, 06/01/2032(b)	303,000	306,897
National Mentor Holdings, Inc., 10.50%, 12/15/2030(b)	439,000	462,993
Tenet Healthcare Corp.
5.50%, 11/15/2032(b)	364,000	358,390
6.00%, 11/15/2033(b)	66,000	66,211
		2,700,402
Home Builders—1.0%
Beazer Homes USA, Inc., 8.00%, 01/15/2032(b)	372,000	379,345
Installed Building Products, Inc., 5.63%, 02/01/2034(b)	311,000	300,208
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(b)	90,000	91,739
		771,292
Home Furnishings—1.1%
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	344,000	313,585
Whirlpool Corp.
6.13%, 06/15/2030	180,000	163,564
6.50%, 06/15/2033	459,000	388,932
		866,081
	Shares or Principal Amount		Value

Housewares—0.6%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)		$264,000	$129,552
Newell Brands, Inc., 8.50%, 06/01/2028(b)		335,000	349,651
			479,203
Insurance—0.4%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)		286,000	289,325
Internet—0.6%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(b)		307,000	303,060
6.50%, 07/01/2032(b)		127,000	113,033
			416,093
Iron/Steel—0.5%
Commercial Metals Co., 6.00%, 12/15/2035(b)		399,000	392,098
Leisure Time—1.8%
Acushnet Co., 5.63%, 12/01/2033(b)		387,000	379,449
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)		634,000	518,443
NCL Corp. Ltd.
5.88%, 01/15/2031(b)		154,000	147,181
6.25%, 09/15/2033(b)		305,000	289,918
			1,334,991
Lodging—2.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(b)		592,000	605,742
Hilton Domestic Operating Co., Inc., 5.50%, 09/15/2031(b)		458,000	453,785
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)		599,000	589,079
			1,648,606
Machinery-Diversified—0.7%
Esab Corp., 5.63%, 04/01/2031(b)		329,000	325,022
King U.S. Bidco, Inc., FRN, 5.68%, 12/01/2032(a)(b)	EUR	200,000	232,921
			557,943
Media—5.9%
Cable One, Inc., 4.00%, 11/15/2030(b)		$393,000	146,115
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028(b)		240,000	236,938
4.25%, 02/01/2031(b)		162,000	143,391
7.38%, 03/01/2031(b)		77,000	76,698
4.75%, 02/01/2032(b)		427,000	373,110
7.00%, 02/01/2033(b)		322,000	308,582
4.25%, 01/15/2034(b)		196,000	160,032
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/2035		180,000	174,187
CSC Holdings LLC
11.75%, 01/31/2029(b)		262,000	149,971
5.75%, 01/15/2030(b)		265,000	56,975
4.13%, 12/01/2030(b)		277,000	154,926
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 06/01/2032(b)		$590,000	$603,738
Discovery Global Holdings, Inc.
4.69%, 05/17/2033	EUR	112,000	121,434
5.05%, 03/15/2042		$248,000	172,360
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)		589,000	552,594
Midcontinent Communications, 8.00%, 08/15/2032(b)		372,000	315,916
Univision Communications, Inc., 8.88%, 04/15/2033(b)		752,000	728,105
			4,475,072
Oil & Gas—1.0%
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(b)		379,000	371,215
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)		359,000	359,832
			731,047
Oil & Gas Services—1.3%
Kodiak Gas Services LLC
5.88%, 04/01/2031(b)		150,000	148,314
6.50%, 10/01/2033(b)		261,000	260,663
6.75%, 10/01/2035(b)		138,000	139,048
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/2033(b)		472,000	464,491
			1,012,516
Oil, Gas & Consumable Fuels—1.3%
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)		541,000	546,706
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/2031(b)		219,000	215,976
Sunoco LP
5.63%, 03/15/2031(b)		95,000	93,766
5.88%, 03/15/2034(b)		127,000	124,301
			980,749
Packaging & Containers—2.0%
Crown Americas LLC, 5.88%, 06/01/2033		390,000	389,206
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)		558,000	557,102
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033(b)		561,000	551,924
			1,498,232
Pharmaceutical—2.0%
1261229 BC Ltd., 10.00%, 04/15/2032(b)		400,000	408,899
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/2034(b)		206,000	215,080
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030		299,000	282,705
Upjohn Finance BV, 1.91%, 06/23/2032(b)	EUR	280,000	285,964
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046		$359,000	292,433
			1,485,081
	Shares or Principal Amount		Value

Pipelines—3.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)		$590,000	$612,323
Hess Midstream Operations LP, 6.50%, 06/01/2029(b)		442,000	449,499
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(b)		273,000	259,614
6.00%, 05/01/2036(b)		208,000	205,570
Venture Global LNG, Inc.
(fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(b)(d)		183,000	182,264
6.38%, 12/15/2034(b)		74,000	72,070
6.63%, 06/15/2036(b)		388,000	380,265
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034(b)		119,000	122,792
6.50%, 06/15/2034(b)		240,000	247,519
			2,531,916
Real Estate Investment Trust (REIT) Funds—0.5%
Iron Mountain, Inc., 4.75%, 01/15/2034(b)	EUR	365,000	409,542
Retail—2.7%
Academy Ltd., 5.88%, 05/15/2031(b)		$475,000	469,875
Macy's Retail Holdings LLC, 7.38%, 08/01/2033(b)		707,000	735,697
Men's Wearhouse LLC, 9.00%, 02/01/2031(b)		363,000	387,115
Staples, Inc., 10.75%, 09/01/2029(b)		425,000	406,662
			1,999,349
Semiconductors—0.6%
MKS, Inc., 4.25%, 02/15/2034(b)	EUR	379,000	422,351
Software—3.8%
Cloud Software Group LLC, 9.00%, 09/30/2029(b)		$590,000	578,053
CoreWeave, Inc., 9.25%, 06/01/2030(b)		450,000	420,550
Fair Isaac Corp., 6.25%, 09/15/2034(b)		954,000	921,614
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/2033(b)	EUR	249,000	300,121
8.75%, 07/01/2034(b)		$142,000	149,595
Oracle Corp.
4.80%, 09/26/2032		282,000	259,553
5.70%, 02/04/2036		277,000	256,438
			2,885,924
Total United States			47,955,375
ZAMBIA—1.5%
Metals & Mining—1.5%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(b)		353,000	367,234
8.63%, 06/01/2031(b)		381,000	396,363
8.00%, 03/01/2033(b)		200,000	207,812
6.38%, 02/15/2036(b)		200,000	193,529
			1,164,938
Total Corporate Bonds			70,690,731
EXCHANGE-TRADED FUNDS—2.5%
iShares Broad USD High Yield Corporate Bond ETF		51,865	1,907,595
Total Exchange-Traded Funds			1,907,595
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(i)	784,536	$784,536
Total Short-Term Investment		784,536
Total Investments (Cost $77,054,522)—98.5%		74,262,369
Other Assets in Excess of Liabilities—1.5%		1,149,603
Net Assets—100.0%		$75,411,972

(a)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2026.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Sinkable security.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Security is in default.
(f)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 0.0% of net assets as of July 31, 2026.

(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
Amounts listed as “–” are $0 or round to $0.

AG	Assured Guaranty Inc.
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
VRN	Variable Rate Note
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar

As of July 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract Positions
United States Treasury Note 6%—5 Year	(46)	9/30/2026	$(4,922,651)	$(4,874,922)	$47,729

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/14/2026	BNP Paribas S.A.	GBP	38,122	USD	51,092	$51,379	$287
10/14/2026	HSBC Bank PLC	GBP	102,087	USD	137,408	137,588	180
10/14/2026	Morgan Stanley & Co.	GBP	46,051	USD	61,706	62,065	359
Euro/United States Dollar
10/14/2026	HSBC Bank PLC	EUR	130,584	USD	149,780	151,005	1,225
Total						$402,037	$2,051

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/14/2026	Deutsche Bank AG	USD	189,972	GBP	142,094	$191,507	$(1,535)
10/14/2026	Goldman Sachs & Co.	USD	4,207,438	GBP	3,156,130	4,253,655	(46,217)
United States Dollar/Euro
10/14/2026	Deutsche Bank AG	USD	260,403	EUR	228,000	263,655	(3,252)
10/14/2026	Goldman Sachs & Co.	USD	8,720,962	EUR	7,619,250	8,810,771	(89,809)
Total						$13,519,588	$(140,813)
Unrealized appreciation on forward foreign currency exchange contracts							$2,051
Unrealized depreciation on forward foreign currency exchange contracts							$(140,813)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—53.5%
GABON—4.9%
Diversified Financial Services—4.9%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(b)		$1,000,000	$983,078
GEORGIA—1.6%
Transportation—1.6%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	322,760
GUATEMALA—1.2%
Electric Utilities—1.2%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		251,000	246,337
IRELAND—0.8%
Diversified Financial Services—0.8%
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)		153,000	158,555
NETHERLANDS—2.8%
Media—2.8%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	558,347
UNITED KINGDOM—2.2%
Diversified Telecommunication Services—2.2%
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	442,761
UNITED STATES—39.0%
Auto Parts & Equipment—0.6%
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032		$113,000	115,979
Building Materials—0.8%
Ameritex Holdco Intermediate LLC, 7.63%, 08/15/2033(a)		47,000	48,390
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		235,000	120,700
			169,090
Commercial Services & Supplies—6.9%
Howard University, Series 22A, 5.21%, 10/01/2052(b)		1,000,000	802,538
Stetson University, Inc., Series 2019, 4.09%, 12/01/2059		1,000,000	596,176
			1,398,714
Diversified Financial Services—1.2%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		227,000	234,946
Diversified Telecommunication Services—0.8%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(a)(b)		166,000	154,147
Electric Utilities—3.2%
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(c)		635,000	638,393
	Shares or Principal Amount		Value

Electrical Components & Equipment—2.2%
EnerSys, 6.63%, 01/15/2032(a)		$439,000	$444,250
Energy Equipment & Services—2.6%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	518,498
Engineering & Construction—3.9%
Granite Construction, Inc., 6.38%, 06/15/2034(a)		111,000	110,683
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(b)		1,000,000	679,171
			789,854
Entertainment—0.5%
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029		84,000	80,443
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)		25,000	25,285
			105,728
Healthcare Providers & Services—5.0%
LifePoint Health, Inc., 7.00%, 05/01/2034(a)		97,000	90,602
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	922,549
			1,013,151
Internet—0.9%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(a)		180,000	177,690
Media—5.0%
Cable One, Inc., 4.00%, 11/15/2030(a)		113,000	42,013
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	467,848
Midcontinent Communications, 8.00%, 08/15/2032(a)		138,000	117,194
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	375,364
			1,002,419
Oil & Gas Services—0.5%
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)		99,000	99,752
Oil, Gas & Consumable Fuels—0.5%
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/2033(a)		101,000	105,966
Packaging & Containers—2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	399,311
Pipelines—1.7%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$212,000	220,021
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)		128,000	129,428
			349,449
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Real Estate Investment Trust (REIT) Funds—0.7%
Iron Mountain, Inc., 4.75%, 01/15/2034(a)	EUR	135,000	$151,474
Total United States			7,868,811
ZAMBIA—1.0%
Metals & Mining—1.0%
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)		$200,000	203,729
Total Corporate Bonds			10,784,378
MUNICIPAL BONDS —46.8%
CALIFORNIA—14.0%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049		900,000	675,181
VRDN, Series B, 12.00%, 01/01/2065(a)(d)		120,000	76,800
California Statewide Communities Development Authority, (AG), Series B, 7.14%, 08/15/2047		725,000	746,145
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051		390,000	392,443
City of Los Angeles Department of Airports Customer Facility Charge Revenue, (AG), Series A, 4.24%, 05/15/2048		300,000	249,756
Golden State Tobacco Securitization Corp., Series A-1, 4.21%, 06/01/2050		1,000,000	678,129
Total California			2,818,454
FLORIDA—1.0%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055		200,000	202,672
ILLINOIS—1.2%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035		230,000	243,799
MARYLAND—2.3%
Maryland Economic Development Corp., 5.94%, 05/31/2057		470,000	460,641
MASSACHUSETTS—0.5%
Massachusetts Development Finance Agency, Series B, 7.38%, 10/01/2035		100,000	100,566
NEW MEXICO—2.5%
New Mexico Hospital Equipment Loan Council, VRDN, Series C, 3.67%, 08/01/2042(d)		500,000	500,000
NEW YORK—11.5%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039		870,000	852,332
New York State Housing Finance Agency, VRDN, Series B, 3.66%, 11/01/2046(d)		695,000	695,000
Shares or Principal Amount		Value

New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	$800,000	$775,246
Total New York		2,322,578
TEXAS—2.3%
Port of Beaumont Industrial Development Authority, Series B, 4.10%, 01/01/2028(a)	500,000	459,865
WISCONSIN—11.5%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	657,048
(BAM), 6.20%, 05/01/2054(a)	400,000	393,824
Public Finance Authority
5.75%, 12/31/2065	1,000,000	1,031,808
Series B, 6.00%, 06/01/2027(e)	250,000	249,866
Total Wisconsin		2,332,546
Total Municipal Bonds		9,441,121
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(f)(g)	3,362	1,681
Total Warrants		1,681
Total Investments (Cost $20,233,349)—100.3%		20,227,180
Liabilities in Excess of Other Assets—(0.3%)		(59,392)
Net Assets—100.0%		$20,167,788

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)
Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(f)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 0.0% of net assets as of July 31, 2026.

(g)	Non-income producing security.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
DAC	Designated Activity Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/14/2026	Citibank N.A.	GBP	4,479	USD	6,031	$6,036	$5
10/14/2026	Morgan Stanley & Co.	GBP	21,834	USD	29,150	29,426	276
Euro/United States Dollar
10/14/2026	Citibank N.A.	EUR	15,026	USD	17,297	17,375	78
Total						$52,837	$359

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/14/2026	Barclays Bank PLC	USD	9,101	GBP	6,782	$9,140	$(39)
10/14/2026	Citibank N.A.	USD	464,362	GBP	348,323	469,441	(5,079)
United States Dollar/Euro
10/14/2026	Deutsche Bank AG	USD	1,119,854	EUR	977,904	1,130,796	(10,942)
Total						$1,609,377	$(16,060)
Unrealized appreciation on forward foreign currency exchange contracts							$359
Unrealized depreciation on forward foreign currency exchange contracts							$(16,060)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.0%
ALABAMA—4.8%
Southeast Energy Authority A Cooperative District, VRDN, Series A, 5.00%, 01/01/2056(a)	$1,200,000	$1,204,531
ARIZONA—12.4%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2037(b)	270,000	244,969
Series A, 4.00%, 07/15/2041(b)	135,000	114,864
VRDN, Series A, 4.50%, 07/01/2046(a)(b)	115,000	114,611
Series C, 0.00%, 01/01/2059(c)	1,636,309	802,092
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(b)	70,000	69,872
5.13%, 10/01/2030(b)	425,000	411,108
Series A, 5.25%, 07/01/2045	750,000	739,519
Series B, 5.00%, 07/01/2049(b)	635,000	584,649
Total Arizona		3,081,684
CALIFORNIA—3.6%
California Infrastructure & Economic Development Bank, VRDN, Series B, 12.00%, 01/01/2065(a)(b)	430,000	275,200
California Municipal Finance Authority
5.00%, 01/01/2041(b)	500,000	505,043
Series A, 5.00%, 10/01/2026(b)	10,000	10,002
California School Finance Authority, 5.50%, 08/01/2043(b)	100,000	96,522
Total California		886,767
COLORADO—10.3%
Colorado Health Facilities Authority, Series B-1, 3.50%, 05/15/2030	2,625,000	2,552,982
FLORIDA—24.9%
Alachua County Health Facilities Authority, Series B-1, 4.00%, 10/01/2030	250,000	250,001
Capital Projects Finance Authority
Series A-1, 5.25%, 06/01/2044(b)	250,000	217,448
Series A-1, 5.00%, 06/01/2049(b)	145,000	116,353
Capital Trust Agency, Inc., Series A, 3.00%, 12/15/2029(b)	220,000	203,437
Capital Trust Authority
Series A, 5.63%, 06/15/2044(b)	250,000	255,349
Series A, 6.00%, 06/15/2054(b)	210,000	212,992
Florida Development Finance Corp.
Series A, 5.50%, 06/15/2040(b)	1,000,000	1,029,143
Series A1, 5.00%, 06/01/2044(b)	250,000	247,006
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035(b)	920,000	922,911
Florida Local Government Finance Commission
Series B-1, 4.70%, 11/15/2031(b)	1,000,000	1,002,793
Series B-2, 4.45%, 11/15/2031(b)	800,000	802,110
Palm Beach County Health Facilities Authority, Series B, 5.13%, 05/15/2046	250,000	250,075
Seminole County Industrial Development Authority, Series A, 5.25%, 11/15/2039	700,000	687,886
Total Florida		6,197,504
Shares or Principal Amount		Value

IOWA—3.5%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	$1,000,000	$789,117
Series A, 5.13%, 05/15/2059	100,000	93,118
Total Iowa		882,235
MAINE—1.0%
Finance Authority of Maine, Series R-3, 5.00%, 08/01/2035(b)	250,000	258,987
NEW HAMPSHIRE—4.7%
New Hampshire Business Finance Authority
6.50%, 12/01/2034(b)	989,000	989,235
VRDN, Series 2, 4.40%, 02/20/2043(a)	199,754	192,279
Total New Hampshire		1,181,514
NEW YORK—6.3%
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(d)(e)(f)	2,299,688	961,708
Suffolk Regional Off-Track Betting Corp.
5.00%, 12/01/2034	150,000	152,985
6.00%, 12/01/2053	300,000	305,004
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(b)	145,000	144,689
Total New York		1,564,386
OHIO—0.4%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	100,000	101,705
PENNSYLVANIA—4.0%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(a)	1,000,000	1,000,723
SOUTH CAROLINA—3.0%
South Carolina Jobs-Economic Development Authority, Series A, 5.00%, 12/01/2039(b)	795,000	752,220
TEXAS—6.7%
City of Houston Airport System Revenue, 5.50%, 07/15/2035	1,200,000	1,290,131
New Hope Cultural Education Facilities Finance Corp., Series B, 2.00% Cash or 2.00% PIK, 11/15/2061(a)	751,960	368,548
Total Texas		1,658,679
WISCONSIN—13.4%
Public Finance Authority
VRDN, 6.00%, 07/01/2060(a)(b)	500,000	511,101
5.75%, 12/31/2065	500,000	515,904
Series A, 5.50%, 09/01/2030(b)	180,000	184,466
Series A, 5.13%, 07/15/2037(b)	600,000	591,017
Series A, 5.38%, 07/15/2047(b)	500,000	471,725
Series B, 5.00%, 12/01/2036	1,000,000	1,047,659
Total Wisconsin		3,321,872
Total Municipal Bonds		24,645,789
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
CORPORATE BONDS—0.5%
UNITED STATES—0.5%
Energy-Alternate Sources—0.0%
Repower South Berkeley LLC, 1.00%, 02/01/2045(e)(f)	$226,254	$–
Healthcare Providers & Services—0.5%
Sunland Medical Foundation, 12.00%, 01/01/2050(e)(f)(g)(h)	4,100,000	112,750
Total United States		112,750
Total Corporate Bonds		112,750
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(e)(i)	13,456	6,728
Total Warrants		6,728
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	–	1
Total Short-Term Investment		1
Total Investments (Cost $27,479,260)—99.5%		24,765,268
Other Assets in Excess of Liabilities—0.5%		121,445
Net Assets—100.0%		$24,886,713

(a)
Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Step bond. Rate disclosed is as of July 31, 2026.
(d)	Security is in default.
(e)
The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the
Fund represent 4.3% of net assets as of July 31, 2026.

(f)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(g)	Escrow Security.
(h)
Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a)  of the accompanying
Notes to Statements of Investments for inputs used.

(i)	Non-income producing security.
Amounts listed as “–” are $0 or round to $0.

PIK	Payment-In-Kind
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS —103.6%
ALABAMA—4.0%
Black Belt Energy Gas District
Series F, 5.00%, 06/01/2028	$625,000	$638,781
Series F, 5.00%, 12/01/2028	190,000	195,809
Series H-1, 5.00%, 01/01/2028	300,000	305,874
Series H-2-1, 5.00%, 12/01/2028	625,000	643,262
Energy Southeast A Cooperative District, Series A-1, 5.00%, 10/01/2028(a)	220,000	226,360
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	90,000	91,939
Total Alabama		2,102,025
ARIZONA—4.4%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(b)	300,000	302,815
VRDN, Series 2022-2, 5.00%, 09/01/2052(b)	2,000,000	2,019,123
Total Arizona		2,321,938
CALIFORNIA—6.3%
California Municipal Finance Authority
VRDN, Series A, 3.45%, 12/01/2044(b)	1,000,000	1,001,014
VRDN, Series A, 2.88%, 03/01/2056(b)	1,000,000	999,599
California Pollution Control Financing Authority, VRDN, 2.88%, 07/01/2043(b)(c)	1,000,000	999,863
M-S-R Energy Authority, Series B, 6.13%, 11/01/2029	325,000	337,435
Total California		3,337,911
CONNECTICUT—2.1%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,135,770
DELAWARE—3.8%
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2026-BAP0002, 2.46%, 12/02/2027(b)(c)	2,000,000	2,000,000
FLORIDA—4.2%
City of Venice, Series B-3, 4.25%, 01/01/2030(c)	225,000	225,000
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 2.92%, 09/01/2032(b)	2,000,000	2,000,000
Total Florida		2,225,000
GEORGIA—4.7%
Bartow County Development Authority, VRDN, 3.15%, 11/01/2062(b)	1,200,000	1,200,000
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2027	1,000,000	1,013,460
Series C, 4.00%, 03/01/2050(b)	300,000	300,281
Total Georgia		2,513,741
INDIANA—0.2%
Indiana Development Finance Authority, VRDN, 4.60%, 10/01/2031(b)	100,000	100,216
IOWA—2.9%
Guthrie County Hospital, Series A, 4.50%, 02/01/2029	160,000	159,412
PEFA, Inc.
5.00%, 09/01/2049(b)	1,250,000	1,251,830
Shares or Principal Amount		Value

PEFA, Inc. (continued)
Series A, 5.00%, 04/01/2028	$155,000	$158,558
Total Iowa		1,569,800
KENTUCKY—4.4%
City of Pikeville, 3.80%, 08/01/2028	200,000	199,497
Kentucky Public Energy Authority, Series C, 5.00%, 05/01/2027	65,000	65,750
Louisville Regional Airport Authority
VRDN, 3.15%, 01/01/2029(b)	700,000	700,000
VRDN, Series B, 3.15%, 01/01/2029(b)	1,400,000	1,400,000
Total Kentucky		2,365,247
MASSACHUSETTS—7.5%
Massachusetts Port Authority, Series B, 5.00%, 07/01/2043	2,500,000	2,500,434
Massachusetts Water Resources Authority, Series C, 4.00%, 08/01/2040	1,500,000	1,500,000
Total Massachusetts		4,000,434
MINNESOTA—6.1%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.42%, 03/20/2027(b)(c)	2,200,000	2,200,000
Minnesota Municipal Gas Agency
Series A, 5.00%, 09/01/2027	145,000	146,800
Series A, 5.00%, 09/01/2028	625,000	638,517
VRDN, Series A, 4.00%, 12/01/2052(b)	250,000	252,710
Total Minnesota		3,238,027
MISSISSIPPI—7.1%
Mississippi Business Finance Corp.
VRDN, 3.15%, 12/01/2027(b)	1,100,000	1,100,000
VRDN, 3.10%, 05/01/2028(b)	300,000	300,000
VRDN, Series A, 3.29%, 11/01/2032(b)	1,640,000	1,640,000
VRDN, Series A, 3.05%, 11/01/2035(b)	550,000	550,000
VRDN, Series FIRST, 3.10%, 11/01/2052(b)	200,000	200,000
Total Mississippi		3,790,000
NEW JERSEY—5.7%
City of Newark, 4.25%, 05/05/2027	2,000,000	2,006,170
Township of Weehawken, 3.75%, 08/13/2027(a)	1,000,000	1,001,880
Total New Jersey		3,008,050
NEW YORK—17.4%
City of Buffalo, Series A, 4.00%, 09/30/2026	1,103,750	1,105,581
City of Elmira City, Series B, 4.00%, 12/16/2026	1,000,000	1,001,656
City of Glen Cove, 3.55%, 06/03/2027	1,000,000	999,368
City of Poughkeepsie, 3.50%, 04/23/2027	2,000,000	1,997,670
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(b)	825,000	825,021
New York City Transitional Finance Authority Future Tax Secured Revenue, VRDN, Series C-4, 3.05%, 11/01/2044(b)	400,000	400,000
New York State Dormitory Authority, VRDN, Series C, 2.94%, 05/01/2044(b)	400,000	400,000
Village of Johnson City
Series A, 3.50%, 09/25/2026	500,000	500,031
Series C, 4.00%, 06/17/2027	2,000,000	2,004,469
Total New York		9,233,796
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NORTH CAROLINA—3.8%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(b)	$2,030,000	$2,028,589
OHIO—2.9%
Ohio Air Quality Development Authority, VRDN, Series A, 4.25%, 11/01/2039(b)	1,040,000	1,046,835
State of Ohio, VRDN, Series C, 2.45%, 01/15/2051(b)	500,000	500,000
Total Ohio		1,546,835
PENNSYLVANIA—3.7%
Pennsylvania Economic Development Financing Authority
5.00%, 03/15/2028	190,000	190,420
VRDN, Series 2021A-2, 4.60%, 10/01/2046(b)	500,000	500,562
VRDN, Series A, 3.25%, 08/01/2037(b)	500,000	500,168
VRDN, Series A, 3.25%, 08/01/2038(b)	500,000	500,047
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 2.97%, 09/01/2045(b)	300,000	300,000
Total Pennsylvania		1,991,197
SOUTH CAROLINA—0.6%
County of Berkeley, VRDN, 2.37%, 09/01/2028(b)	300,000	300,000
TENNESSEE—4.1%
Tennessee Energy Acquisition Corp., Series B, 5.63%, 09/01/2026	2,200,000	2,203,188
TEXAS—7.7%
City of Houston Airport System Revenue, Series C, 5.00%, 07/15/2027	1,000,000	1,012,518
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.61%, 11/15/2046(b)	1,475,000	1,475,000
Shares or Principal Amount		Value

Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	$325,000	$333,654
Mission Economic Development Corp., VRDN, Series A, 4.25%, 06/01/2048(b)	700,000	703,820
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 04/01/2028	330,000	336,879
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2028	250,000	254,515
Total Texas		4,116,386
Total Municipal Bonds		55,128,150
SHORT-TERM INVESTMENT—0.2%
BlackRock Liquidity Funds MuniCash, Institutional sharesTexas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2028	96,736	96,745
Total Short-Term Investment		96,745
Total Investments (Cost $55,256,215)—103.8%		55,224,895
Liabilities in Excess of Other Assets—(3.8%)		(2,016,988)
Net Assets—100.0%		$53,207,907

(a)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(b)
Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Denotes a security issued under Regulation S or Rule 144A.

FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —92.9%
ALABAMA—7.6%
Black Belt Energy Gas District
Series B, 4.00%, 10/01/2052(a)	$20,000,000	$20,175,972
Series C-1, 4.00%, 10/01/2052(a)	10,000,000	10,076,810
VRDN, Series D1, 4.00%, 07/01/2052(a)	2,500,000	2,516,735
Series F, 5.00%, 06/01/2027	700,000	707,837
Series F, 5.00%, 12/01/2027	700,000	713,752
Series F, 5.00%, 06/01/2028	1,670,000	1,706,824
Series H-1, 5.00%, 01/01/2027	100,000	100,561
Series H-2-1, 5.00%, 12/01/2027	750,000	762,974
Energy Southeast A Cooperative District
Series A-1, 5.00%, 10/01/2027(b)	350,000	355,773
Series A-1, 5.00%, 04/01/2028(b)	400,000	408,922
Series A-1, 5.00%, 10/01/2028(b)	130,000	133,758
Health Care Authority for Baptist Health, VRDN, Series B, 3.54%, 11/01/2042(a)	25,088,000	25,088,000
JPMorgan Chase Putters/Drivers Trust, VRDN, Series 2025-5088, 2.36%, 02/01/2031(a)(c)	22,300,000	22,300,000
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	900,000	919,385
Total Alabama		85,967,303
ARIZONA—4.3%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(a)	9,710,000	9,801,110
VRDN, Series 2022-2, 5.00%, 09/01/2052(a)	23,080,000	23,300,675
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 2.95%, 12/01/2035(a)	15,000,000	15,000,000
Total Arizona		48,101,785
ARKANSAS—2.3%
Arkansas Development Finance Authority, VRDN, Series B4, 3.54%, 09/01/2044(a)	24,314,000	24,314,000
City of Lowell, VRDN, 2.32%, 10/01/2036(a)	1,200,000	1,200,000
Total Arkansas		25,514,000
CALIFORNIA—3.2%
California Municipal Finance Authority
VRDN, Series A, 2.95%, 07/01/2041(a)	7,250,000	7,243,536
VRDN, Series A, 3.45%, 12/01/2044(a)	4,000,000	4,004,054
VRDN, Series A, 2.88%, 03/01/2056(a)	2,000,000	1,999,198
VRDN, Series B, 2.88%, 11/01/2041(a)	4,000,000	3,998,222
VRDN, Series B, 3.05%, 07/01/2051(a)	3,000,000	2,998,259
California Pollution Control Financing Authority
VRDN, 2.88%, 07/01/2043(a)(c)	8,000,000	7,998,904
VRDN, Series B-2, 3.45%, 11/01/2040(a)	1,250,000	1,250,682
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XL0727, 2.41%, 04/01/2056(a)(c)	7,000,000	7,000,000
Total California		36,492,855
Shares or Principal Amount		Value

DELAWARE—1.6%
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2026-BAP0002, 2.46%, 12/02/2027(a)(c)	$18,000,000	$18,000,000
DISTRICT OF COLUMBIA—1.4%
District of Columbia, VRDN, Series C, 2.31%, 06/01/2051(a)	16,000,000	16,000,000
FLORIDA—2.6%
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 2.92%, 09/01/2032(a)	27,000,000	27,000,000
Miami-Dade County Industrial Development Authority, VRDN, 3.45%, 11/01/2041(a)	2,000,000	2,002,795
Total Florida		29,002,795
GEORGIA—2.4%
Bartow County Development Authority, VRDN, 3.15%, 11/01/2062(a)	1,600,000	1,600,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 2.34%, 08/01/2033(a)(c)	12,000,000	12,000,000
Development Authority of Burke County
VRDN, 3.05%, 11/01/2052(a)	100,000	100,000
VRDN, Series 1ST, 3.10%, 07/01/2049(a)	1,400,000	1,400,000
Development Authority of Floyd County, VRDN, 3.15%, 09/01/2026(a)	200,000	200,000
Main Street Natural Gas, Inc.
Series A, 5.50%, 09/15/2026	7,510,000	7,529,609
Series A, 5.00%, 05/15/2027	3,500,000	3,547,112
Series C, 4.00%, 03/01/2050(a)	645,000	645,603
Total Georgia		27,022,324
INDIANA—1.5%
Indiana Finance Authority
VRDN, 2.90%, 05/01/2028(a)	4,000,000	3,999,047
VRDN, 2.55%, 08/01/2030(a)	13,000,000	13,000,000
Total Indiana		16,999,047
IOWA—5.2%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,520,934
Guthrie County Hospital, Series A, 4.50%, 02/01/2029	3,840,000	3,825,883
Iowa Finance Authority, VRDN, Series B, 2.40%, 12/01/2046(a)	25,400,000	25,400,000
PEFA, Inc.
5.00%, 09/01/2049(a)	25,000,000	25,036,612
Series A, 5.00%, 04/01/2027	780,000	787,484
Series A, 5.00%, 04/01/2028	660,000	675,149
Total Iowa		58,246,062
KANSAS—0.2%
City of Dodge City, VRDN, 2.54%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal, VRDN, 2.54%, 02/01/2029(a)	1,000,000	1,000,000
Total Kansas		2,000,000
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY—4.2%
City of Pikeville, 3.80%, 08/01/2028	$4,300,000	$4,289,192
County of Meade
AMT, VRDN, Series A-1, 3.30%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 3.50%, 08/01/2061(a)	100,000	100,000
County of Trimble, VRDN, Series A, 4.70%, 06/01/2054(a)	4,500,000	4,531,260
Louisville Regional Airport Authority, VRDN, 3.15%, 01/01/2029(a)	10,000,000	10,000,000
Louisville/Jefferson County Metropolitan Government, VRDN, Series B, 3.00%, 10/01/2056(a)	4,000,000	4,000,000
Total Kentucky		47,720,452
MARYLAND—4.4%
Maryland Industrial Development Financing Authority, VRDN, 4.03%, 03/01/2030(a)	49,905,000	49,905,000
MASSACHUSETTS—2.0%
Massachusetts Port Authority, Series B, 5.00%, 07/01/2043	7,500,000	7,501,301
Massachusetts Water Resources Authority, Series C, 4.00%, 08/01/2040	12,525,000	12,525,000
Town of Abington, 4.00%, 04/22/2027	2,500,000	2,513,073
Total Massachusetts		22,539,374
MINNESOTA—1.0%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.42%, 03/20/2027(a)(c)	11,300,000	11,300,000
MISSISSIPPI—5.5%
Mississippi Business Finance Corp.
VRDN, Series A, 3.29%, 11/01/2032(a)	52,825,000	52,825,000
VRDN, Series C, 3.00%, 05/01/2037(a)	3,285,000	3,283,794
VRDN, Series FIRST, 3.10%, 11/01/2052(a)	5,500,000	5,500,000
Total Mississippi		61,608,794
MISSOURI—2.8%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,002,236
Missouri Development Finance Board, VRDN, Series A, 3.50%, 06/01/2037(a)	22,300,000	22,300,000
Total Missouri		31,302,236
NEVADA—0.4%
State of Nevada Department of Business & Industry, Series 2001, 2.85%, 12/01/2026(c)	4,000,000	3,995,624
NEW HAMPSHIRE—1.3%
New Hampshire Business Finance Authority, VRDN, Series A-3, 3.25%, 07/01/2033(a)	15,000,000	14,980,631
NEW JERSEY—2.5%
City of Newark, 4.25%, 05/05/2027	6,455,000	6,474,913
Township of Weehawken
3.75%, 10/29/2026	13,927,000	13,923,269
Shares or Principal Amount		Value

Township of Weehawken (continued)
3.75%, 08/13/2027(b)	$3,395,000	$3,401,384
Series A, 4.00%, 08/14/2026	4,395,000	4,395,116
Total New Jersey		28,194,682
NEW MEXICO—0.9%
New Mexico Mortgage Finance Authority, VRDN, (GNMA/FNMA/FHLMC), Series G-2, 3.00%, 09/01/2057(a)	1,500,000	1,499,981
Rib Floater Trust Various States, VRDN, Series 2025-005, 2.41%, 08/01/2049(a)(c)	8,045,000	8,045,000
Total New Mexico		9,544,981
NEW YORK—8.7%
City of Elmira City, Series B, 4.00%, 12/16/2026	3,385,000	3,390,604
City of Glen Cove, 3.55%, 06/03/2027	5,064,794	5,061,593
City of Poughkeepsie, 3.50%, 04/23/2027	4,000,000	3,995,341
JPMorgan Chase Putters/Drivers Trust, VRDN, Series 2026-5114, 2.56%, 10/01/2026(a)(c)	20,000,000	20,000,000
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(a)	2,830,000	2,830,074
New York State Dormitory Authority, VRDN, Series C, 2.94%, 05/01/2044(a)	9,800,000	9,800,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series MS0041, 2.56%, 10/01/2027(a)(c)	16,970,000	16,970,000
Village of Johnson City
Series A, 3.50%, 09/25/2026	5,826,000	5,826,362
Series B, 4.00%, 09/25/2026	27,534,092	27,553,060
Series C, 4.00%, 06/17/2027	2,750,000	2,756,145
Total New York		98,183,179
NORTH CAROLINA—1.6%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(a)	17,765,000	17,752,648
OHIO—2.9%
State of Ohio
VRDN, Series A, 2.45%, 01/15/2045(a)	19,250,000	19,250,000
VRDN, Series B, 2.45%, 01/15/2045(a)	9,700,000	9,700,000
VRDN, Series B, 2.45%, 01/15/2049(a)	3,700,000	3,700,000
Total Ohio		32,650,000
OKLAHOMA—0.7%
Oklahoma Development Finance Authority, VRDN, Series B, 2.80%, 08/15/2031(a)	7,780,000	7,780,000
PENNSYLVANIA—7.6%
Central Bradford Progress Authority, VRDN, Series D, 2.78%, 12/01/2041(a)	21,355,000	21,355,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 2.97%, 09/01/2050(a)	12,400,000	12,400,000
Pennsylvania Economic Development Financing Authority
VRDN, 2.95%, 08/01/2045(a)	3,750,000	3,750,035
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pennsylvania Economic Development Financing Authority (continued)
VRDN, Series 2021A-2, 4.60%, 10/01/2046(a)	$500,000	$500,562
VRDN, Series A, 3.25%, 08/01/2037(a)	7,000,000	7,002,347
VRDN, Series A, 2.85%, 06/01/2049(a)	2,000,000	1,999,983
VRDN, Series B-1, 2.95%, 04/01/2049(a)	5,000,000	5,000,065
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 2.97%, 09/01/2045(a)	26,575,000	26,575,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 2.97%, 09/01/2050(a)	7,200,000	7,200,000
Total Pennsylvania		85,782,992
SOUTH CAROLINA—0.4%
County of Berkeley, VRDN, Series A, 2.35%, 03/01/2029(a)	4,105,000	4,105,000
TENNESSEE—3.0%
Lewisburg Industrial Development Board, VRDN, 2.95%, 07/02/2035(a)	1,500,000	1,500,014
Public Building Authority of Blount County Tennessee, VRDN, Series C-1-A, 2.50%, 06/01/2029(a)	15,060,000	15,060,000
Public Building Authority of Sevier County, VRDN, Series 6-A1, 2.50%, 06/01/2029(a)	17,515,000	17,515,000
Total Tennessee		34,075,014
TEXAS—7.1%
City of Austin Airport System Revenue, 5.00%, 11/15/2026	900,000	904,551
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.61%, 11/15/2046(a)	43,600,000	43,600,000
Mission Economic Development Corp.
VRDN, Series A, 2.85%, 05/01/2046(a)	2,000,000	1,999,982
VRDN, Series A, 4.25%, 06/01/2048(a)	1,190,000	1,196,494
VRDN, Series A, 2.95%, 05/01/2050(a)	3,500,000	3,500,033
VRDN, Series A, 2.85%, 06/01/2055(a)	3,000,000	2,999,974
Port of Corpus Christi Authority of Nueces County
VRDN, 3.40%, 01/01/2030(a)(c)	1,200,000	1,200,000
VRDN, Series A, 3.50%, 07/01/2029(a)(c)	5,000,000	5,000,000
Port of Port Arthur Navigation District, VRDN, Series E, 2.45%, 11/01/2040(a)	15,450,000	15,450,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XG0629, 3.25%, 02/01/2046(a)(c)	600,000	600,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series D, 6.25%, 12/15/2026	2,525,000	2,554,238
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2027	415,000	419,091
5.00%, 04/01/2028	305,000	311,357
Shares or Principal Amount		Value

Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2027	$250,000	$251,433
Total Texas		79,987,153
VIRGINIA—0.1%
Virginia Small Business Financing Authority, 5.00%, 10/01/2026	750,000	752,672
WASHINGTON—0.4%
City of Seattle Municipal Light & Power Revenue, VRDN, Series B, 3.20%, 08/01/2056(a)	4,000,000	4,000,000
WEST VIRGINIA—2.8%
West Virginia Economic Development Authority, VRDN, Series A-1, 2.37%, 11/01/2065(a)	10,000,000	10,000,000
West Virginia Hospital Finance Authority, VRDN, Series E, 2.78%, 06/01/2033(a)	21,500,000	21,500,000
Total West Virginia		31,500,000
WISCONSIN—0.3%
Public Finance Authority, VRDN, Series A-3, 2.95%, 09/01/2027(a)	3,750,000	3,750,035
Total Municipal Bonds		1,044,756,638
EXCHANGE-TRADED FUNDS—2.0%
abrdn Ultra Short Municipal Income Active ETFVirginia Small Business Financing Authority, 5.00%, 10/01/2026	889,896	23,190,690
Total Exchange-Traded Funds		23,190,690
SHORT-TERM INVESTMENTS—2.3%
COMMERCIAL PAPER—2.3%
UNITED STATES—2.3%
City of Houston, 2.90%, 09/22/2026	15,000,000	15,000,000
County of Mercer, 2.75%, 09/03/2026	10,650,000	10,648,277
Total United States		25,648,277
Total Commercial Paper		25,648,277
MONEY MARKET FUNDS—0.0%
BlackRock Liquidity Funds MuniCash, Institutional sharesCounty of Mercer, 2.75%, 09/03/2026	80,387	80,395
Total Money Market Funds		80,395
Total Short-Term Investments		25,728,672
Total Investments (Cost $1,093,839,910)—97.2%		1,093,676,000
Other Assets in Excess of Liabilities—2.8%		31,007,576
Net Assets—100.0%		$1,124,683,576

(a)
Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(c)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a. Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

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Notes to Statement of Investments  (concluded)
July 31, 2026 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

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